UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

Deutsche Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Alternative Asset Allocation VIP
(formerly DWS Alternative Asset Allocation VIP)
	Shares	Value ($)
Mutual Funds 81.1%
Deutsche Diversified Market Neutral Fund "Institutional" (a)	1,499,213	12,923,219
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	804,639	11,594,849
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,396,246	14,618,691
Deutsche Floating Rate Fund "Institutional" (a)	1,683,851	15,642,971
Deutsche Global Inflation Fund "Institutional" (a)	740,607	7,376,445
Deutsche Global Infrastructure Fund "Institutional" (a)	1,329,567	20,342,374
Deutsche Global Real Estate Securities Fund "Institutional" (a)	250,299	2,155,073
Deutsche Real Estate Securities Fund "Institutional" (a)	177,481	3,908,136
Deutsche Real Estate Securities Income Fund "Institutional" (a)	41,619	433,258

Total Mutual Funds (Cost $86,397,986)		88,995,016
Exchange-Traded Funds 15.3%
SPDR Barclays Convertible Securities Fund	294,738	14,633,741
SPDR Barclays Short Term High Yield Bond Fund	72,300	2,163,939

Total Exchange-Traded Funds (Cost $15,261,938)		16,797,680
Cash Equivalents 3.5%
Central Cash Management Fund, 0.05% (a) (b) (Cost $3,899,093)	3,899,093	3,899,093

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $105,559,017) †	99.9	109,691,789
Other Assets and Liabilities, Net	0.1	81,368

Net Assets	100.0	109,773,157

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $106,720,618.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,971,171.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,023,954 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,052,783.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2014 is as follows:

Affiliate	Value ($) at 12/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 9/30/2014
Deutsche Diversified Market Neutral Fund	15,082,780	983,000	2,904,000	(355,097)	—	—	12,923,219
Deutsche Enhanced Commodity Strategy Fund	12,886,360	2,251,195	2,882,000	(719,744)	215,195	—	11,594,849
Deutsche Enhanced Emerging Markets Fixed Income Fund	10,792,537	4,114,103	311,000	(6,295)	401,103	—	14,618,691
Deutsche Floating Rate Fund	15,542,833	3,064,318	2,652,000	(16,944)	500,318	—	15,642,971
Deutsche Global Inflation Fund	6,138,642	1,933,036	774,000	(61,421)	151,036	—	7,376,445
Deutsche Global Infrastructure Fund	15,685,285	3,030,419	818,000	14,966	144,363	28,056	20,342,374
Deutsche Global Real Estate Securities Fund	2,972,636	323,000	1,383,000	165,512	—	—	2,155,073
Deutsche Real Estate Securities Fund	—	4,019,496	—	—	27,892	7,604	3,908,136
Deutsche Real Estate Securities Income Fund	—	449,681	—	—	6,831	1,849	433,258
PowerShares DB U.S. Dollar Index Bullish Fund	1,951,369	83,446	2,021,238	(63,911)	—	—	—
Central Cash Management Fund	978,747	23,373,469	20,453,123	—	803	—	3,899,093
	82,031,189	43,625,163	34,198,361	(1,042,934)	1,447,541	37,509	92,894,109

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of  September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$88,995,016	$—	$—	$88,995,016
Exchange-Traded Funds	16,797,680	—	—	16,797,680
Short-Term Investments	3,899,093	—	—	3,899,093

Total	$109,691,789	$—	$—	$109,691,789

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Equity VIP
(formerly DWS Global Equity VIP)
	Shares	Value ($)
Common Stocks 97.4%
Belgium 2.1%
Anheuser-Busch InBev NV (Cost $963,260)	13,000	1,442,083
Brazil 0.9%
CCR SA	65,000	445,593
Estacio Participacoes SA	20,000	207,864

(Cost $680,111)		653,457
Canada 6.6%
Agnico Eagle Mines Ltd.	23,000	667,690
Alimentation Couche-Tard, Inc. "B"	30,000	959,239
Brookfield Asset Management, Inc. "A"	32,000	1,436,636
Canadian Pacific Railway Ltd.	7,500	1,556,520

(Cost $3,729,823)		4,620,085
Finland 1.5%
Nokia Oyj (Cost $1,009,941)	125,000	1,063,073
France 1.3%
Pernod Ricard SA (Cost $882,001)	8,000	904,209
Germany 4.4%
adidas AG	7,000	523,589
BASF SE	7,000	642,042
Fresenius Medical Care AG & Co. KGaA	27,000	1,885,205

(Cost $2,895,521)		3,050,836
Indonesia 0.6%
PT Indofood CBP Sukses Makmur Tbk (Cost $505,079)	450,000	417,668
Ireland 3.2%
Alkermes PLC* (a)	4,500	192,915
Glanbia PLC	55,000	793,584
Shire PLC	14,000	1,210,017

(Cost $1,381,837)		2,196,516
Italy 2.3%
Sorin SpA*	100,000	244,957
Unipol Gruppo Finanziario SpA	220,000	1,057,337
World Duty Free SpA*	28,400	324,486

(Cost $1,415,547)		1,626,780
Luxembourg 1.1%
Eurofins Scientific (Cost $712,011)	3,000	773,236
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $390,628)	300,000	464,591
Mexico 0.6%
Alsea SAB de CV* (Cost $473,045)	135,000	426,295
Netherlands 2.2%
Sensata Technologies Holding NV*	20,000	890,600
Yandex NV "A"* (a)	22,000	611,490

(Cost $1,623,282)		1,502,090
Norway 1.1%
DNO ASA* (Cost $516,022)	240,000	749,770
Philippines 1.4%
Metropolitan Bank & Trust Co. (Cost $1,015,578)	520,000	1,004,548
Spain 1.2%
Atresmedia Corp. de Medios de Comunicacion SA (Cost $885,741)	56,000	851,774
Sweden 5.4%
Assa Abloy AB "B"	18,000	923,058
Atlas Copco AB "A"	38,000	1,086,232
Svenska Cellulosa AB "B"	34,000	808,530
Swedish Match AB	30,000	968,672

(Cost $3,706,238)		3,786,492
Switzerland 2.1%
Nestle SA (Registered)	12,515	917,971
Novartis AG (Registered)	5,500	517,980

(Cost $649,478)		1,435,951
United Kingdom 6.7%
Anglo American PLC	50,000	1,113,468
Aon PLC (b)	7,000	613,690
Aveva Group PLC	22,000	548,830
British American Tobacco PLC	14,500	815,029
Halma PLC	40,000	395,067
IMI PLC	15,000	297,816
Intertek Group PLC	13,000	550,520
Spirax-Sarco Engineering PLC	8,000	364,189

(Cost $5,335,909)		4,698,609
United States 52.0%
Allergan, Inc.	4,500	801,855
Alliance Data Systems Corp.*	4,500	1,117,215
Amgen, Inc.	6,000	842,760
Amphenol Corp. "A"	18,500	1,847,410
Bristol-Myers Squibb Co.	14,000	716,520
Bristow Group, Inc.	5,000	336,000
CBRE Group, Inc. "A"*	30,000	892,200
Cerner Corp.*	19,000	1,131,830
Colfax Corp.*	23,000	1,310,310
Cynosure, Inc. "A"*	17,000	357,000
Danaher Corp.	13,000	987,740
DIRECTV*	12,200	1,055,544
Discovery Communications, Inc. "A"*	12,000	453,600
Discovery Communications, Inc. "C"*	12,000	447,360
Eaton Corp. PLC	10,000	633,700
eBay, Inc.*	18,000	1,019,340
Ecolab, Inc.	10,000	1,148,300
Express Scripts Holding Co.*	20,000	1,412,600
Exxon Mobil Corp.	10,000	940,500
Fastenal Co. (c)	16,000	718,400
Hill-Rom Holdings, Inc.	6,000	248,580
JPMorgan Chase & Co.	22,000	1,325,280
Kansas City Southern	5,000	606,000
L Brands, Inc.	12,000	803,760
Las Vegas Sands Corp.	15,000	933,150
LKQ Corp.*	25,000	664,750
MasTec, Inc.* (c)	25,000	765,500
MasterCard, Inc. "A"	18,000	1,330,560
Mead Johnson Nutrition Co.	7,000	673,540
Monster Beverage Corp.*	12,000	1,100,040
Noble Energy, Inc.	20,000	1,367,200
Pall Corp.	14,000	1,171,800
Praxair, Inc.	11,000	1,419,000
Schlumberger Ltd.	12,000	1,220,280
The Travelers Companies, Inc.	10,000	939,400
TJX Companies, Inc.	14,000	828,380
United Technologies Corp.	10,000	1,056,000
W.R. Grace & Co.*	8,000	727,520
Zoetis, Inc.	25,000	923,750

(Cost $32,684,780)		36,274,674

Total Common Stocks (Cost $61,455,832)		67,942,737
Participatory Note 0.6%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $405,600)	3,000,000	447,024
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $917,338)	917,338	917,338
Cash Equivalents 2.3%
Central Cash Management Fund, 0.05% (d) (Cost $1,592,868)	1,592,868	1,592,868

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,371,638) †	101.6	70,899,967
Other Assets and Liabilities, Net	(1.6)	(1,134,381)

Net Assets	100.0	69,765,586

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $64,371,672.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $6,528,295.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,256,470 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,728,175.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $889,423, which is 1.3% of net assets.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

MSCI Emerging Markets Mini Index	USD	12/19/2014	15	752,025	(46,313)

Currency Abbreviation

USD	United States Dollar

At September 30, 2014 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	13,363,978	19.5%
Health Care	11,723,796	17.1%
Consumer Staples	9,800,565	14.3%
Information Technology	7,932,985	11.6%
Financials	7,716,115	11.3%
Consumer Discretionary	7,520,552	11.0%
Materials	5,718,020	8.4%
Energy	4,613,750	6.8%
Total	68,389,761	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,442,083	$—	$1,442,083
Brazil	653,457	—	—	653,457
Canada	4,620,085	—	—	4,620,085
Finland	—	1,063,073	—	1,063,073
France	—	904,209	—	904,209
Germany	—	3,050,836	—	3,050,836
Indonesia	—	417,668	—	417,668
Ireland	192,915	2,003,601	—	2,196,516
Italy	—	1,626,780	—	1,626,780
Luxembourg	—	773,236	—	773,236
Malaysia	—	464,591	—	464,591
Mexico	426,295	—	—	426,295
Netherlands	1,502,090	—	—	1,502,090
Norway	—	749,770	—	749,770
Philippines	—	1,004,548	—	1,004,548
Spain	—	851,774	—	851,774
Sweden	—	3,786,492	—	3,786,492
Switzerland	—	1,435,951	—	1,435,951
United Kingdom	613,690	4,084,919	—	4,698,609
United States	36,274,674	—	—	36,274,674
Participatory Notes	—	447,024	—	447,024
Short-Term Investments (f)	2,510,206	—	—	2,510,206

Total	$46,793,412	$24,106,555	$—	$70,899,967

Liabilities
Derivatives (g)
Futures Contracts	$—	$(46,313)	$—	$(46,313)

Total	$—	$(46,313)	$—	$(46,313)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(46,313)

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Growth VIP
(formerly DWS Global Growth VIP)
	Shares	Value ($)
Common Stocks 95.7%
Belgium 2.1%
Anheuser-Busch InBev NV (Cost $888,390)	9,300	1,031,644
Bermuda 0.3%
Lazard Ltd. "A" (Cost $55,556)	2,374	120,362
Brazil 0.9%
CCR SA	36,000	246,790
Estacio Participacoes SA	20,000	207,864

(Cost $466,970)		454,654
Canada 5.7%
Alimentation Couche-Tard, Inc. "B"	17,000	543,569
Brookfield Asset Management, Inc. "A"	17,000	763,213
Canadian Pacific Railway Ltd.	4,500	933,912
Goldcorp, Inc.	10,000	230,300
Quebecor, Inc. "B"	5,040	126,636
SunOpta, Inc.*	10,834	130,766

(Cost $2,297,850)		2,728,396
China 0.2%
Minth Group Ltd. (Cost $102,218)	58,373	112,783
Cyprus 0.2%
Prosafe SE (Cost $132,696)	14,457	84,482
Finland 1.2%
Cramo Oyj	3,851	54,428
Nokia Oyj	61,000	518,780

(Cost $545,662)		573,208
France 1.1%
Pernod Ricard SA (Cost $555,035)	4,500	508,618
Germany 4.9%
adidas AG	3,600	269,274
BASF SE	3,700	339,365
Bayer AG (Registered)	3,000	420,160
Fresenius Medical Care AG & Co. KGaA	14,500	1,012,425
Patrizia Immobilien AG	5,558	74,411
United Internet AG (Registered)	4,323	183,833
Vib Vermoegen AG	4,650	84,531

(Cost $2,295,831)		2,383,999
Hong Kong 1.0%
Hong Kong Television Network Ltd.*	50,792	15,099
K Wah International Holdings Ltd.	205,757	114,872
Playmates Toys Ltd.	226,681	51,981
REXLot Holdings Ltd. (a)	1,194,912	121,704
Sun Hung Kai & Co., Ltd.	101,067	72,340
Techtronic Industries Co.	41,213	119,007

(Cost $499,132)		495,003
Indonesia 1.0%
PT Arwana Citramulia Tbk	1,118,618	91,226
PT Indofood CBP Sukses Makmur Tbk	240,000	222,756
PT Multipolar Tbk	1,697,639	144,936

(Cost $475,415)		458,918
Ireland 2.6%
C&C Group PLC	12,120	64,260
Kerry Group PLC "A"	4,000	282,062
Paddy Power PLC	1,574	113,673
Ryanair Holdings PLC (ADR)* (a)	2,512	141,752
Shire PLC	7,700	665,509

(Cost $833,132)		1,267,256
Italy 1.8%
Prysmian SpA	4,738	87,447
Sorin SpA*	80,000	195,966
Unipol Gruppo Finanziario SpA	125,000	600,759

(Cost $822,986)		884,172
Japan 1.7%
Ai Holdings Corp.	5,242	106,152
Avex Group Holdings, Inc.	5,967	90,701
Kusuri No Aoki Co., Ltd.	3,740	160,348
MISUMI Group, Inc.	2,238	67,652
Nippon Seiki Co., Ltd.	7,823	177,728
United Arrows Ltd.	2,032	75,190
Universal Entertainment Corp.	4,911	80,617
UT Holdings Co., Ltd. (a)	10,080	52,922

(Cost $769,712)		811,310
Luxembourg 1.0%
Eurofins Scientific (Cost $425,294)	1,800	463,942
Malaysia 0.9%
Hartalega Holdings Bhd.	59,558	128,488
IHH Healthcare Bhd.	150,000	232,295
Tune Ins Holdings Bhd.	110,328	76,015

(Cost $381,744)		436,798
Netherlands 3.4%
Brunel International NV	4,058	92,518
Constellium NV "A"* (b)	6,315	155,412
ING Groep NV (CVA)*	36,000	512,057
SBM Offshore NV*	7,196	103,778
Sensata Technologies Holding NV*	10,500	467,565
Yandex NV "A"* (b)	12,000	333,540

(Cost $1,693,250)		1,664,870
Norway 0.7%
DNO ASA* (Cost $202,121)	105,000	328,024
Panama 0.3%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $96,167)	4,277	131,218
Philippines 1.5%
Alliance Global Group, Inc.	181,474	105,019
Metropolitan Bank & Trust Co.	320,000	618,183

(Cost $796,705)		723,202
Singapore 0.4%
Lian Beng Group Ltd.	252,856	134,814
UE E&C Ltd.	66,923	67,170

(Cost $156,708)		201,984
Spain 0.8%
Mediaset Espana Comunicacion SA* (Cost $358,005)	31,000	384,154
Sweden 5.1%
Assa Abloy AB "B"	10,000	512,810
Atlas Copco AB "A"	20,000	571,701
Svenska Cellulosa AB "B"	31,000	737,189
Swedish Match AB	20,500	661,926

(Cost $2,540,278)		2,483,626
Switzerland 2.6%
Dufry AG (Registered)*	679	103,553
Nestle SA (Registered)	9,000	660,147
Novartis AG (Registered)	2,700	254,281
Swatch Group AG (Bearer)	500	236,901

(Cost $1,261,175)		1,254,882
Taiwan 0.1%
Kinpo Electronics, Inc.* (Cost $58,427)	145,443	68,966
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $82,517)	47,499	54,567
United Kingdom 8.4%
Anglo American PLC	26,500	590,138
Arrow Global Group PLC	25,631	110,103
Aveva Group PLC	13,000	324,309
Babcock International Group PLC	8,246	145,246
British American Tobacco PLC	5,800	326,012
Clinigen Healthcare Ltd.	7,944	59,170
Crest Nicholson Holdings PLC	19,578	102,935
Domino's Pizza Group PLC	9,411	86,299
Halma PLC	22,000	217,287
Hargreaves Lansdown PLC	5,254	79,999
HellermannTyton Group PLC	16,957	85,104
Howden Joinery Group PLC	15,355	83,955
IG Group Holdings PLC	8,745	84,216
IMI PLC	15,000	297,817
Intertek Group PLC	6,700	283,730
Jardine Lloyd Thompson Group PLC	4,191	66,075
John Wood Group PLC	7,650	93,582
Monitise PLC* (a)	59,456	29,150
Polypipe Group PLC	21,583	86,071
Reckitt Benckiser Group PLC	5,000	432,774
Rolls-Royce Holdings PLC*	16,500	255,757
Rotork PLC	2,254	100,745
Spirax-Sarco Engineering PLC	2,518	114,628

(Cost $4,449,519)		4,055,102
United States 45.7%
Advance Auto Parts, Inc.	864	112,579
Affiliated Managers Group, Inc.*	573	114,806
Agilent Technologies, Inc.	5,000	284,900
Alliance Data Systems Corp.*	2,300	571,021
Altra Industrial Motion Corp. (a)	2,692	78,499
Amgen, Inc.	5,100	716,346
Amphenol Corp. "A"	10,500	1,048,530
BE Aerospace, Inc.*	885	74,287
Biogen Idec, Inc.*	600	198,486
BorgWarner, Inc.	1,707	89,805
Bristol-Myers Squibb Co.	9,500	486,210
Cardtronics, Inc.* (a)	2,673	94,090
Casey's General Stores, Inc.	723	51,839
CBRE Group, Inc. "A"*	15,000	446,100
Cerner Corp.*	10,000	595,700
Colfax Corp.*	12,000	683,640
Danaher Corp.	7,500	569,850
DigitalGlobe, Inc.*	1,743	49,675
DIRECTV*	5,900	510,468
Discovery Communications, Inc. "C"*	15,000	559,200
Dresser-Rand Group, Inc.*	781	64,245
Eaton Corp. PLC	7,200	456,264
eBay, Inc.*	10,000	566,300
Ecolab, Inc.	5,800	666,014
Encore Capital Group, Inc.* (a)	2,592	114,852
Express Scripts Holding Co.*	10,000	706,300
Exxon Mobil Corp.	6,000	564,300
Fox Factory Holding Corp.* (a)	5,575	86,412
Gentherm, Inc.* (a)	2,198	92,822
Hain Celestial Group, Inc.*	929	95,083
HeartWare International, Inc.* (a)	853	66,218
Jack in the Box, Inc.	1,368	93,284
JPMorgan Chase & Co.	12,500	753,000
Kansas City Southern	2,600	315,120
Kindred Healthcare, Inc.	4,237	82,198
L Brands, Inc.	6,500	435,370
Las Vegas Sands Corp.	9,000	559,890
Manitowoc Co., Inc. (a)	3,394	79,589
MasterCard, Inc. "A"	11,300	835,296
Middleby Corp.*	1,473	129,815
Molina Healthcare, Inc.* (a)	2,383	100,801
Monster Beverage Corp.*	6,500	595,855
Noble Energy, Inc. (a)	10,300	704,108
NOW, Inc.* (a)	1,670	50,785
Oaktree Capital Group LLC	2,438	124,582
Oasis Petroleum, Inc.* (a)	1,779	74,380
Oil States International, Inc.*	1,149	71,123
Pacira Pharmaceuticals, Inc.* (a)	696	67,456
Pall Corp.	7,600	636,120
Polaris Industries, Inc. (a)	816	122,229
Praxair, Inc. (a)	6,000	774,000
Primoris Services Corp. (a)	2,223	59,665
Providence Service Corp.*	2,996	144,946
PTC Therapeutics, Inc.* (a)	1,535	67,555
PTC, Inc.*	2,057	75,903
Retrophin, Inc.*	284	2,562
Roadrunner Transportation Systems, Inc.* (a)	3,718	84,733
Schlumberger Ltd.	7,000	711,830
Sinclair Broadcast Group, Inc. "A" (a)	3,152	82,236
Synta Pharmaceuticals Corp.*	1,250	3,763
Tenneco, Inc.*	1,972	103,155
The Travelers Companies, Inc.	5,200	488,488
Thermon Group Holdings, Inc.*	2,611	63,761
Thoratec Corp.* (a)	3,300	88,209
TiVo, Inc.*	5,065	64,807
TJX Companies, Inc.	9,000	532,530
TriNet Group, Inc.* (a)	3,225	83,044
Tristate Capital Holdings, Inc.*	6,208	56,307
United Rentals, Inc.*	1,250	138,875
United Technologies Corp.	5,300	559,680
Urban Outfitters, Inc.* (a)	3,108	114,064
VeriFone Systems, Inc.*	3,409	117,201
W.R. Grace & Co.*	4,300	391,042
WABCO Holdings, Inc.*	1,117	101,591
Waddell & Reed Financial, Inc. "A"	2,166	111,961
Western Digital Corp.	2,423	235,806
Zeltiq Aesthetics, Inc.* (a)	4,345	98,327
Zoe's Kitchen, Inc.* (a)	1,635	50,293

(Cost $19,076,725)		22,052,176

Total Common Stocks (Cost $42,319,220)		46,218,316
Participatory Note 0.5%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015 (Cost $195,000)	1,500,000	223,512
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $3,580,178)	3,580,178	3,580,178
Cash Equivalents 4.4%
Central Cash Management Fund, 0.05% (c) (Cost $2,108,762)	2,108,762	2,108,762

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,203,160) †	108.0	52,130,768
Other Assets and Liabilities, Net	(8.0)	(3,842,285)

Net Assets	100.0	48,288,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $48,314,259.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $3,816,509.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,743,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,926,841.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $3,403,464, which is 7.0% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Mini MSCI Emerging Market	USD	12/19/2014	8	401,080	(24,540)

Currency Abbreviation

USD	United States Dollar

At September 30, 2014 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	9,158,895	19.7%
Health Care	7,142,213	15.4%
Consumer Staples	6,559,415	14.1%
Consumer Discretionary	6,318,293	13.6%
Financials	5,941,962	12.8%
Information Technology	5,374,927	11.6%
Materials	3,146,271	6.8%
Energy	2,799,852	6.0%
Total	46,441,828	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,031,644	$—	$1,031,644
Bermuda	120,362	—	—	120,362
Brazil	454,654	—	—	454,654
Canada	2,728,396	—	—	2,728,396
China	—	112,783	—	112,783
Cyprus	—	84,482	—	84,482
Finland	—	573,208	—	573,208
France	—	508,618	—	508,618
Germany	—	2,383,999	—	2,383,999
Hong Kong	—	495,003	—	495,003
Indonesia	—	458,918	—	458,918
Ireland	141,752	1,125,504	—	1,267,256
Italy	—	884,172	—	884,172
Japan	—	811,310	—	811,310
Luxembourg	—	463,942	—	463,942
Malaysia	—	436,798	—	436,798
Netherlands	956,517	708,353	—	1,664,870
Norway	—	328,024	—	328,024
Panama	131,218	—	—	131,218
Philippines	—	723,202	—	723,202
Singapore	—	201,984	—	201,984
Spain	—	384,154	—	384,154
Sweden	—	2,483,626	—	2,483,626
Switzerland	—	1,254,882	—	1,254,882
Taiwan	—	68,966	—	68,966
Thailand	—	54,567	—	54,567
United Kingdom	—	4,055,102	—	4,055,102
United States	22,052,176	—	—	22,052,176
Participatory Notes (e)	—	223,512	—	223,512
Short-Term Investments (e)	5,688,940	—	—	5,688,940

Total	$32,274,015	$19,856,753	$—	$52,130,768

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(24,540)	$—	$—	$(24,540)

Total	$(24,540)	$—	$—	$(24,540)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(24,540)

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Income Builder VIP
(formerly DWS Global Income Builder VIP)
Shares	Value ($)

Common Stocks 49.6%
Consumer Discretionary 4.7%
Auto Components 0.5%
Aisin Seiki Co., Ltd.		2,664	95,882
Bridgestone Corp.		7,805	258,354
Cie Generale des Etablissements Michelin		243	22,850
Delphi Automotive PLC		3,154	193,466
Denso Corp.		79	3,645
Johnson Controls, Inc.		1,959	86,196
Magna International, Inc.		1,176	111,620
Sumitomo Electric Industries Ltd.		3,605	53,328
Sumitomo Rubber Industries Ltd.		12,693	180,246
Toyota Industries Corp.		79	3,821
TRW Automotive Holdings Corp.*		236	23,895
Yokohama Rubber Co., Ltd.		23,087	199,951

			1,233,254
Automobiles 1.1%
Bayerische Motoren Werke (BMW) AG		1,177	126,371
Daihatsu Motor Co., Ltd.		7,600	120,309
Daimler AG (Registered)		1,727	132,460
Ford Motor Co.		13,868	205,108
Fuji Heavy Industries Ltd.		4,153	137,482
General Motors Co.		9,940	317,484
Honda Motor Co., Ltd.		5,250	182,096
Isuzu Motors Ltd.		3,526	49,879
Mitsubishi Motors Corp.		3,838	46,622
Nissan Motor Co., Ltd.		40,585	395,985
Renault SA		4,500	324,810
Toyota Motor Corp.		6,190	363,767
Volkswagen AG		1,470	305,002

			2,707,375
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.		4,858	195,146
Compass Group PLC		710	11,467
Dawn Holdings, Inc.* (a)		1	1,656
McDonald's Corp.		3,056	289,739
Royal Caribbean Cruises Ltd.		799	53,765
Sands China Ltd.		2,326	12,083
SJM Holdings Ltd.		26,583	50,745
Starbucks Corp.		2,821	212,873
Trump Entertainment Resorts, Inc.*		2	0
TUI Travel PLC		10,382	65,207
Yum! Brands, Inc.		1,959	141,009

			1,033,690
Household Durables 0.3%
Leggett & Platt, Inc.		3,448	120,404
Mohawk Industries, Inc.*		784	105,699
Persimmon PLC*		6,152	132,226
PulteGroup, Inc.		2,351	41,519
Sekisui House Ltd.		13,454	158,876
Whirlpool Corp.		1,646	239,740

			798,464
Leisure Products 0.1%
Hasbro, Inc.		2,821	155,141
Mattel, Inc.		784	24,029

			179,170
Media 1.2%
British Sky Broadcasting Group PLC		10,533	149,802
CBS Corp. "B"		1,176	62,916
Comcast Corp. "A"		6,974	375,062
Comcast Corp. Special "A"		7,914	423,399
DIRECTV*		1,545	133,673
Lagardere SCA		5,559	148,377
News Corp. "A"*		5,485	89,680
Omnicom Group, Inc.		627	43,175
Scripps Networks Interactive, Inc. "A"		2,273	177,499
SES SA		5	173
Shaw Communications, Inc. "B"		7,444	182,453
Thomson Reuters Corp.		4,231	154,136
Time Warner Cable, Inc.		1,254	179,936
Time Warner, Inc.		2,347	176,518
Twenty-First Century Fox, Inc. "A"		3,056	104,790
Twenty-First Century Fox, Inc. "B"		4,701	156,590
Viacom, Inc. "B"		1,881	144,724
Walt Disney Co.		3,683	327,898
WPP PLC		4,538	90,770

			3,121,571
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"		157	16,086
Dollar General Corp.*		1,959	119,715
Kohl's Corp.		3,291	200,850
Macy's, Inc.		2,194	127,647
Target Corp.		3,683	230,850

			695,148
Specialty Retail 0.4%
AutoZone, Inc.*		314	160,033
Bed Bath & Beyond, Inc.* (b)		941	61,946
Best Buy Co., Inc.		4,800	161,232
GameStop Corp. "A" (b)		392	16,150
Hikari Tsushin, Inc.		1,900	135,201
Home Depot, Inc.		2,038	186,966
Lowe's Companies, Inc.		1,332	70,490
O'Reilly Automotive, Inc.*		314	47,213
The Gap, Inc.		862	35,937
TJX Companies, Inc.		1,567	92,719
Yamada Denki Co., Ltd.		40,400	117,955

			1,085,842
Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA		933	156,019
Cie Financiere Richemont SA (Registered)		1,534	125,708
Michael Kors Holdings Ltd.* (b)		706	50,401
NIKE, Inc. "B"		2,664	237,629
Swatch Group AG (Bearer)		205	97,129
Swatch Group AG (Registered)		1,724	150,898
VF Corp.		2,642	174,451
Yue Yuen Industrial (Holdings) Ltd.		18,804	57,322

			1,049,557
Consumer Staples 4.6%
Beverages 0.7%
Anheuser-Busch InBev NV		450	49,918
Carlsberg AS "B"		1,729	153,384
Coca-Cola Co.		6,268	267,393
Constellation Brands, Inc. "A"*		2,100	183,036
Diageo PLC		2,821	81,566
Dr. Pepper Snapple Group, Inc.		2,586	166,306
Heineken Holding NV		1,747	115,383
Heineken NV		355	26,513
Molson Coors Brewing Co. "B"		2,899	215,802
PepsiCo, Inc.		3,567	332,052
SABMiller PLC		1,353	75,184

			1,666,537
Food & Staples Retailing 1.6%
Aeon Co., Ltd.		12,615	125,854
Alimentation Couche-Tard, Inc. "B"		7,052	225,485
Casino Guichard-Perrachon SA		524	56,311
Costco Wholesale Corp.		1,332	166,926
CVS Health Corp.		5,642	449,047
Empire Co., Ltd. "A"		3,134	217,963
George Weston Ltd.		3,448	271,727
J Sainsbury PLC		65,372	266,152
Koninklijke Ahold NV		4,417	71,428
Kroger Co.		5,877	305,604
Lawson, Inc.		862	60,325
Loblaw Companies Ltd.		1,756	87,882
Metro, Inc.		1,332	89,081
Safeway, Inc.		2,899	99,436
Seven & I Holdings Co., Ltd.		1,567	60,836
Sysco Corp.		3,761	142,730
Tesco PLC		70,901	212,101
Wal-Mart Stores, Inc.		6,112	467,385
Walgreen Co.		4,545	269,382
Wesfarmers Ltd.		5,098	187,533
WM Morrison Supermarkets PLC		33,405	91,119
Woolworths Ltd.		4,247	126,970

			4,051,277
Food Products 1.2%
Archer-Daniels-Midland Co.		5,328	272,261
Aryzta AG*		1,318	113,687
Bunge Ltd.		1,696	142,854
Chocoladefabriken Lindt & Spruengli AG		23	114,707
ConAgra Foods, Inc.		4,466	147,557
General Mills, Inc.		4,780	241,151
Golden Agri-Resources Ltd.		312,000	125,779
Hormel Foods Corp.		2,038	104,733
Kellogg Co.		2,899	178,578
Kraft Foods Group, Inc.		2,116	119,342
McCormick & Co., Inc.		941	62,953
Mondelez International, Inc. "A"		7,679	263,121
Nestle SA (Registered)		4,850	355,746
Tate & Lyle PLC		6,434	61,366
The Hershey Co.		706	67,374
The JM Smucker Co.		1,567	155,117
Tyson Foods, Inc. "A"		7,052	277,637
Wilmar International Ltd.		61,112	147,791

			2,951,754
Household Products 0.4%
Church & Dwight Co., Inc.		1,803	126,499
Clorox Co.		784	75,295
Colgate-Palmolive Co.		2,429	158,419
Kimberly-Clark Corp.		2,038	219,228
Procter & Gamble Co.		4,566	382,357
Reckitt Benckiser Group PLC		1,733	150,000

			1,111,798
Tobacco 0.7%
Altria Group, Inc.		8,110	372,573
British American Tobacco PLC		4,589	257,943
Imperial Tobacco Group PLC		7,662	329,588
Japan Tobacco, Inc.		5,877	191,298
Lorillard, Inc.		3,134	187,758
Philip Morris International, Inc.		3,918	326,761
Reynolds American, Inc.		1,723	101,657

			1,767,578
Energy 4.3%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.		4,454	289,777
Ensco PLC "A"		8,070	333,372
Halliburton Co.		1,254	80,896
National Oilwell Varco, Inc.		1,254	95,430
Noble Corp. PLC		10,969	243,731
Schlumberger Ltd.		2,273	231,141

			1,274,347
Oil, Gas & Consumable Fuels 3.8%
Apache Corp.		1,567	147,094
BG Group PLC		6,894	126,813
BP PLC		96,080	704,043
Cabot Oil & Gas Corp.		3,996	130,629
Canadian Natural Resources Ltd.		1,646	63,947
Cenovus Energy, Inc.		4,800	129,134
Chesapeake Energy Corp. (b)		6,255	143,802
Chevron Corp.		4,780	570,350
ConocoPhillips		3,536	270,575
Devon Energy Corp.		2,038	138,951
Enbridge, Inc.		392	18,764
Eni SpA (b)		9,313	221,093
EQT Corp.		1,332	121,931
Exxon Mobil Corp.		4,701	442,129
Hess Corp.		1,834	172,983
HollyFrontier Corp. (b)		3,789	165,504
Husky Energy, Inc. (b)		6,056	166,223
Idemitsu Kosan Co., Ltd.		12,727	270,316
Imperial Oil Ltd.		6,974	329,474
JX Holdings, Inc.		90,885	419,131
Kinder Morgan, Inc. (b)		2,935	112,528
Marathon Oil Corp.		3,103	116,642
Marathon Petroleum Corp.		3,621	306,590
Murphy Oil Corp.		2,806	159,689
Neste Oil Oyj		9,505	195,628
Occidental Petroleum Corp.		3,369	323,929
OMV AG		5,797	195,011
Origin Energy Ltd.		152	1,985
Pacific Rubiales Energy Corp.		4,623	77,521
Phillips 66		4,075	331,338
Repsol SA		5,901	139,652
Royal Dutch Shell PLC "A"		13,028	496,916
Royal Dutch Shell PLC "B"		14,953	589,866
Showa Shell Sekiyu KK		28,239	268,682
Spectra Energy Corp.		3,448	135,368
Statoil ASA		6,006	163,410
Suncor Energy, Inc.		4,780	172,984
Tesoro Corp.		2,615	159,463
TonenGeneral Sekiyu KK		16,463	143,996
Total SA		5,089	328,892
TransCanada Corp.		2,273	117,065
Valero Energy Corp.		6,863	317,551
Woodside Petroleum Ltd.		2,606	92,402

			9,699,994
Financials 12.9%
Banks 5.9%
Aozora Bank Ltd.		48,174	162,729
Australia & New Zealand Banking Group Ltd.		8,236	222,539
Banco Bilbao Vizcaya Argentaria SA		9,682	115,969
Banco Santander SA		16,480	157,660
Bank Hapoalim BM		63,913	360,303
Bank Leumi Le-Israel BM*		98,723	399,986
Bank of America Corp.		18,553	316,329
Bank of East Asia Ltd.		21,938	89,200
Bank of Montreal (b)		5,328	392,149
Bank of Nova Scotia		5,646	349,211
Barclays PLC		83,709	308,376
BB&T Corp.		6,190	230,330
Bendigo & Adelaide Bank Ltd.		5,567	57,885
BNP Paribas SA		4,637	306,638
BOC Hong Kong (Holdings) Ltd.		93,627	298,726
Canadian Imperial Bank of Commerce		4,075	366,002
CIT Group, Inc.		2,782	127,861
Citigroup, Inc.		7,648	396,319
Comerica, Inc.		1,097	54,696
Commonwealth Bank of Australia		2,037	133,759
Credit Agricole SA		14,547	218,570
Danske Bank AS		11,160	302,445
DBS Group Holdings Ltd.		20,371	293,700
Fifth Third Bancorp.		20,603	412,472
Hang Seng Bank Ltd.		16,924	272,074
HSBC Holdings PLC		43,668	444,425
ING Groep NV (CVA)*		3,416	48,589
JPMorgan Chase & Co.		6,967	419,692
KeyCorp		12,301	163,972
Lloyds Banking Group PLC*		166,742	206,613
M&T Bank Corp. (b)		1,959	241,525
Mitsubishi UFJ Financial Group, Inc.		36,354	205,783
Mizrahi Tefahot Bank Ltd.		15,580	186,267
Mizuho Financial Group, Inc.		162,573	290,554
National Australia Bank Ltd.		6,869	194,868
National Bank of Canada (b)		5,205	237,163
Natixis		12,868	88,506
Nordea Bank AB		21,868	283,317
Oversea-Chinese Banking Corp., Ltd.		25,855	197,160
PNC Financial Services Group, Inc.		4,780	409,072
Raiffeisen Bank International AG		9,043	195,476
Regions Financial Corp.		31,810	319,372
Resona Holdings, Inc.		47,156	266,135
Royal Bank of Canada		4,858	347,232
Royal Bank of Scotland Group PLC*		34,496	205,620
Skandinaviska Enskilda Banken AB "A"		13,319	176,929
Societe Generale		6,354	322,966
Standard Chartered PLC		11,679	215,149
Sumitomo Mitsui Financial Group, Inc.		5,407	220,647
SunTrust Banks, Inc.		5,877	223,502
Svenska Handelsbanken AB "A"		1,488	69,648
Swedbank AB "A"		8,410	210,698
The Bank of Yokohama Ltd.		27,744	152,721
The Chiba Bank Ltd.		10,186	70,933
The Chugoku Bank Ltd.		7,600	111,706
The Gunma Bank Ltd.		14,167	81,705
The Hachijuni Bank Ltd.		18,804	113,078
The Iyo Bank Ltd.		6,738	68,257
The Toronto-Dominion Bank (b)		8,229	406,105
U.S. Bancorp.		8,070	337,568
United Overseas Bank Ltd.		9,402	164,746
Wells Fargo & Co.		10,969	568,962
Westpac Banking Corp.		6,452	180,754
Yamaguchi Financial Group, Inc.		4,021	38,011

			15,031,354
Capital Markets 0.6%
3i Group PLC		33,208	205,447
Ameriprise Financial, Inc.		627	77,359
Bank of New York Mellon Corp.		3,369	130,481
BlackRock, Inc.		314	103,093
Credit Suisse Group AG (Registered)*		6,854	188,948
Morgan Stanley		8,070	278,980
State Street Corp.		1,724	126,904
The Goldman Sachs Group, Inc.		1,097	201,376
UBS AG (Registered)*		12,729	220,850

			1,533,438
Consumer Finance 0.3%
Ally Financial, Inc.*		9,600	222,144
American Express Co.		549	48,060
Capital One Financial Corp.		3,526	287,792
Discover Financial Services		1,959	126,140
Navient Corp.		9,100	161,161

			845,297
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. "B"*		1,534	211,907
CME Group, Inc.		2,038	162,948
EXOR SpA		5,932	229,274
Intercontinental Exchange, Inc.		314	61,246
Investor AB "B"		6,167	216,951
Leucadia National Corp.		627	14,947
The NASDAQ OMX Group, Inc.		1,176	49,886
Voya Financial, Inc.		4,800	187,680

			1,134,839
Insurance 4.7%
ACE Ltd.		3,526	369,772
Aegon NV		42,244	347,775
Aflac, Inc.		4,578	266,668
Alleghany Corp.*		471	196,949
Allianz SE (Registered)		1,307	211,741
Allstate Corp.		6,582	403,937
American International Group, Inc.		7,444	402,125
Aon PLC		471	41,292
Arch Capital Group Ltd.*		2,586	141,506
Assurant, Inc.		3,134	201,516
AXA SA		10,958	269,863
Axis Capital Holdings Ltd.		7,914	374,570
Baloise Holding AG (Registered)		1,623	207,173
Chubb Corp.		3,213	292,640
CNP Assurances		6,858	129,116
Delta Lloyd NV		4,442	106,642
Direct Line Insurance Group PLC		30,764	146,663
Everest Re Group Ltd.		3,369	545,812
FNF Group		4,700	130,378
Friends Life Group Ltd.		27,098	134,889
Great-West Lifeco, Inc.		4,466	128,443
Hannover Rueck SE		2,286	184,734
Hartford Financial Services Group, Inc.		6,626	246,818
Insurance Australia Group Ltd.		2,518	13,501
Intact Financial Corp.		3,134	202,907
Legal & General Group PLC		1,991	7,387
Lincoln National Corp.		4,351	233,126
Loews Corp.		5,877	244,836
Manulife Financial Corp.		4,100	78,855
Mapfre SA		24,168	85,304
Marsh & McLennan Companies, Inc.		1,097	57,417
MetLife, Inc.		6,836	367,230
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,302	257,710
Old Mutual PLC		66,684	195,515
PartnerRe Ltd.		3,706	407,252
Power Corp. of Canada		7,229	200,614
Power Financial Corp.		4,075	124,657
Principal Financial Group, Inc.		1,097	57,560
Progressive Corp.		4,936	124,782
Prudential Financial, Inc.		2,351	206,747
RenaissanceRe Holdings Ltd. (b)		3,526	352,565
Sampo Oyj "A"		3,489	168,989
SCOR SE		8,888	277,284
Suncorp Group Ltd.		22,938	281,165
Swiss Life Holding AG (Registered)*		1,376	327,475
Swiss Re AG.*		5,222	415,860
The Travelers Companies, Inc.		3,918	368,057
Tokio Marine Holdings, Inc.		4,300	133,532
Torchmark Corp.		2,821	147,736
Unum Group		7,757	266,686
W.R. Berkley Corp.		5,015	239,717
XL Group PLC		6,504	215,738
Zurich Insurance Group AG*		1,371	407,680

			11,948,906
Real Estate Investment Trusts 0.4%
CFS Retail Property Trust (REIT)		49,808	86,821
Dexus Property Group (REIT)		77,801	75,665
Federation Centres (REIT)		44,060	99,580
GPT Group (REIT)		19,958	67,479
H&R Real Estate Investment Trust (REIT) (Units)		5,686	110,984
RioCan Real Estate Investment Trust (REIT)		4,858	111,349
Scentre Group (REIT)*		47,534	136,120
Stockland (REIT)		26,778	92,452
Westfield Corp. (REIT)		23,967	155,881

			936,331
Real Estate Management & Development 0.4%
Cheung Kong (Holdings) Ltd.		4,670	76,583
First Capital Realty, Inc.		6,425	100,452
Henderson Land Development Co., Ltd.		14,774	95,730
New World Development Co., Ltd.		47,793	55,714
Sun Hung Kai Properties Ltd.		12,536	177,371
Swire Pacific Ltd. "A"		13,320	171,954
Swiss Prime Site AG (Registered)*		3,231	239,947
Wharf Holdings Ltd.		7,835	55,780
Wheelock & Co., Ltd.		14,103	67,273

			1,040,804
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc. (b)		10,499	166,619
Ocwen Financial Corp.*		1,235	32,332
People's United Financial, Inc. (b)		14,025	202,942

			401,893
Health Care 3.9%
Biotechnology 0.9%
Actelion Ltd. (Registered)*		584	68,469
Alexion Pharmaceuticals, Inc.*		941	156,037
Amgen, Inc.		3,683	517,314
Biogen Idec, Inc.*		627	207,418
Celgene Corp.*		4,142	392,579
CSL Ltd.		4,391	284,585
Gilead Sciences, Inc.*		4,914	523,095
Regeneron Pharmaceuticals, Inc.*		500	180,260

			2,329,757
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		5,642	234,651
Baxter International, Inc.		2,664	191,195
Becton, Dickinson & Co.		862	98,104
CareFusion Corp.*		2,116	95,749
Medtronic, Inc.		3,683	228,162
Stryker Corp.		1,190	96,092
Zimmer Holdings, Inc.		549	55,202

			999,155
Health Care Providers & Services 1.0%
Aetna, Inc.		3,918	317,358
AmerisourceBergen Corp.		1,411	109,070
Cardinal Health, Inc.		1,959	146,768
CIGNA Corp.		2,508	227,451
Express Scripts Holding Co.*		3,134	221,354
HCA Holdings, Inc.*		1,213	85,541
Humana, Inc.		894	116,479
Laboratory Corp. of America Holdings*		862	87,709
McKesson Corp.		1,019	198,369
Omnicare, Inc.		941	58,587
Quest Diagnostics, Inc. (b)		4,231	256,737
UnitedHealth Group, Inc.		4,701	405,461
WellPoint, Inc.		2,553	305,390

			2,536,274
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		2,038	248,025
Pharmaceuticals 1.5%
AbbVie, Inc.		2,741	158,320
Actavis PLC*		1,019	245,864
AstraZeneca PLC		1,718	123,085
Bristol-Myers Squibb Co.		3,369	172,425
Eli Lilly & Co.		3,213	208,363
GlaxoSmithKline PLC		11,399	260,900
Johnson & Johnson		3,605	384,257
Merck & Co., Inc.		5,563	329,775
Mylan, Inc.*		1,176	53,496
Novartis AG (Registered)		3,719	350,248
Novo Nordisk AS ''B"		3,854	183,637
Perrigo Co. PLC		392	58,875
Pfizer, Inc.		13,555	400,821
Roche Holding AG (Genusschein)		1,112	329,266
Sanofi		1,531	172,720
Teva Pharmaceutical Industries Ltd.		7,856	422,539

			3,854,591
Industrials 4.9%
Aerospace & Defense 0.8%
Airbus Group NV		2,936	184,293
BAE Systems PLC		11,961	91,397
Boeing Co.		1,489	189,669
General Dynamics Corp.		1,567	199,150
Honeywell International, Inc.		2,821	262,691
L-3 Communications Holdings, Inc.		281	33,417
Lockheed Martin Corp.		767	140,192
Northrop Grumman Corp.		938	123,591
Precision Castparts Corp.		627	148,524
Raytheon Co.		2,664	270,716
Rockwell Collins, Inc.		941	73,868
Thales SA		506	26,943
United Technologies Corp.		2,586	273,082

			2,017,533
Air Freight & Logistics 0.2%
FedEx Corp.		784	126,577
Royal Mail PLC		23,937	152,176
United Parcel Service, Inc. "B"		1,176	115,589

			394,342
Airlines 0.9%
American Airlines Group, Inc.		10,700	379,636
ANA Holdings, Inc.		59,000	137,306
Cathay Pacific Airways Ltd.		123,791	228,336
Delta Air Lines, Inc.		6,644	240,181
Deutsche Lufthansa AG (Registered)		22,684	358,238
easyJet PLC		3,918	89,828
Japan Airlines Co., Ltd.		14,730	403,123
Singapore Airlines Ltd.		6,474	49,994
Southwest Airlines Co.		9,753	329,359
United Continental Holdings, Inc.*		2,209	103,359

			2,319,360
Building Products 0.0%
Congoleum Corp.*		3,800	0
Commercial Services & Supplies 0.2%
G4S PLC		30	122
Quad Graphics, Inc.		13	250
Republic Services, Inc.		5,171	201,772
Tyco International Ltd.		2,351	104,784
Waste Management, Inc.		2,194	104,281

			411,209
Electrical Equipment 0.2%
ABB Ltd. (Registered)*		8,638	193,267
AMETEK, Inc.		1,332	66,880
Eaton Corp. PLC		2,821	178,767
Emerson Electric Co.		2,273	142,244

			581,158
Industrial Conglomerates 0.5%
3M Co.		1,724	244,256
Danaher Corp.		2,664	202,411
General Electric Co.		9,038	231,553
Hutchison Whampoa Ltd.		18,021	217,806
Roper Industries, Inc.		862	126,102
Seibu Holdings, Inc.		6,400	127,528
Sembcorp Industries Ltd.		21,938	89,091
Siemens AG (Registered)		1,248	148,745

			1,387,492
Machinery 0.4%
AGCO Corp.		3,761	170,975
Caterpillar, Inc.		862	85,364
Deere & Co.		3,996	327,632
Illinois Tool Works, Inc.		549	46,347
PACCAR, Inc.		1,254	71,321
Parker-Hannifin Corp.		627	71,572
Schindler Holding AG (Registered)		503	67,010
SKF AB "B"		29	605
Stanley Black & Decker, Inc.		1,332	118,268
Yangzijiang Shipbuilding Holdings Ltd.		141,107	130,325

			1,089,419
Marine 0.3%
A P Moller-Maersk AS "A"		149	342,561
A P Moller-Maersk AS "B"		118	279,593
Nippon Yusen Kabushiki Kaisha		83,050	219,202

			841,356
Professional Services 0.1%
Adecco SA (Registered)*		393	26,518
Nielsen NV		545	24,160
SGS SA (Registered)		46	95,000

			145,678
Road & Rail 0.4%
Canadian National Railway Co.		236	16,755
Central Japan Railway Co.		1,411	190,143
CSX Corp.		3,840	123,110
East Japan Railway Co.		1,097	82,275
MTR Corp., Ltd.		27,814	109,093
Norfolk Southern Corp.		862	96,199
Union Pacific Corp.		2,194	237,874
West Japan Railway Co.		3,761	168,058

			1,023,507
Trading Companies & Distributors 0.9%
ITOCHU Corp.		41,839	511,623
Marubeni Corp. (b)		78,349	536,708
Mitsubishi Corp.		16,228	332,606
Mitsui & Co., Ltd.		29,851	471,040
Sumitomo Corp. (b)		29,466	325,434
W.W. Grainger, Inc.		627	157,785

			2,335,196
Information Technology 6.3%
Communications Equipment 0.8%
Cisco Systems, Inc.		25,699	646,844
Harris Corp.		3,369	223,701
Juniper Networks, Inc.		7,764	171,973
Motorola Solutions, Inc.		2,990	189,207
QUALCOMM, Inc.		8,070	603,394
Telefonaktiebolaget LM Ericsson "B"		19,294	243,534

			2,078,653
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"		784	78,290
Arrow Electronics, Inc.*		5,328	294,905
Avnet, Inc.		6,660	276,390
Corning, Inc.		9,440	182,570
Flextronics International Ltd.*		14,608	150,755
Hitachi Ltd.		5,485	41,745
Kyocera Corp.		2,429	113,313
Murata Manufacturing Co., Ltd.		706	80,346
TE Connectivity Ltd.		4,388	242,613

			1,460,927
Internet Software & Services 0.7%
eBay, Inc.*		5,642	319,506
Facebook, Inc. "A"*		5,469	432,270
Google, Inc. "A"*		392	230,657
Google, Inc. "C"*		784	452,650
Gree, Inc. (b)		19,700	134,399
LinkedIn Corp. "A"*		127	26,389
VeriSign, Inc.* (b)		521	28,718
Yahoo!, Inc.*		2,047	83,415

			1,708,004
IT Services 1.7%
Accenture PLC "A"		4,075	331,379
Alliance Data Systems Corp.*		549	136,300
AtoS		1,677	121,484
Automatic Data Processing, Inc.		3,232	268,515
CGI Group, Inc. "A"*		4,701	158,834
Cognizant Technology Solutions Corp. "A"*		3,291	147,338
Computer Sciences Corp.		3,840	234,816
Fidelity National Information Services, Inc.		5,798	326,428
Fiserv, Inc.*		3,761	243,092
FleetCor Technologies, Inc.*		784	111,422
International Business Machines Corp.		3,056	580,121
Itochu Techno-Solutions Corp.		627	26,362
MasterCard, Inc. "A"		3,134	231,665
Nomura Research Institute Ltd.		1,803	58,364
Paychex, Inc.		3,056	135,075
Total System Services, Inc.		5,250	162,540
Vantiv, Inc. "A"*		3,369	104,102
Visa, Inc. "A"		1,646	351,207
Western Union Co.		12,458	199,826
Xerox Corp.		22,704	300,374

			4,229,244
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.		2,586	127,981
ASML Holding NV		15	1,489
Avago Technologies Ltd.		1,646	143,202
Broadcom Corp. "A"		1,409	56,952
Intel Corp.		10,673	371,634
KLA-Tencor Corp.		3,056	240,751
Lam Research Corp.		2,664	199,001
Marvell Technology Group Ltd.		4,623	62,318
Maxim Integrated Products, Inc.		4,388	132,693
Microchip Technology, Inc. (b)		3,291	155,434
Micron Technology, Inc.*		10,393	356,064
Texas Instruments, Inc.		1,646	78,498

			1,926,017
Software 1.0%
Activision Blizzard, Inc.		10,127	210,540
ANSYS, Inc.*		784	59,325
CA, Inc.		7,236	202,174
GungHo Online Entertainment, Inc. (b)		10,734	51,256
Intuit, Inc.		3,134	274,695
Microsoft Corp.		10,949	507,595
Nexon Co., Ltd.		3,794	31,324
NICE Systems Ltd.		2,086	84,880
Oracle Corp.		10,813	413,922
SAP SE		751	54,155
Symantec Corp.		13,241	311,296
Synopsys, Inc.*		5,407	214,631
The Sage Group PLC		1,325	7,833
VMware, Inc. "A"* (b)		784	73,570

			2,497,196
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.		6,278	632,508
Canon, Inc.		6,974	226,811
EMC Corp.		8,058	235,777
FUJIFILM Holdings Corp.		2,821	86,361
Hewlett-Packard Co.		9,206	326,537
NetApp, Inc.		2,586	111,095
Ricoh Co., Ltd.		12,047	129,534
Seagate Technology PLC		3,683	210,925
Western Digital Corp.		1,959	190,650

			2,150,198
Materials 1.7%
Chemicals 0.5%
Agrium, Inc.		1,176	104,543
Asahi Kasei Corp.		19,219	156,165
Ashland, Inc.		862	89,734
BASF SE		8	734
CF Industries Holdings, Inc.		236	65,896
Dow Chemical Co.		784	41,113
E.I. du Pont de Nemours & Co.		1,489	106,851
Ecolab, Inc.		392	45,013
Israel Chemicals Ltd.		17,163	123,446
LyondellBasell Industries NV "A"		1,073	116,592
Monsanto Co.		1,019	114,648
Praxair, Inc.		549	70,821
Sumitomo Chemical Co., Ltd.		41,000	146,281
Syngenta AG (Registered)		306	97,126

			1,278,963
Construction Materials 0.1%
Fletcher Building Ltd.		8,805	60,144
Holcim Ltd. (Registered)*		3,225	234,008

			294,152
Containers & Packaging 0.1%
Rock-Tenn Co. "A"		2,356	112,099
Metals & Mining 0.8%
Anglo American PLC		6,850	152,545
Barrick Gold Corp.		15,984	235,061
BHP Billiton Ltd.		1,942	57,140
BHP Billiton PLC		3,311	91,926
Fortescue Metals Group Ltd.		24,985	75,619
Freeport-McMoRan, Inc.		3,000	97,950
Glencore PLC		26,125	144,551
Goldcorp, Inc.		5,485	126,455
JFE Holdings, Inc.		3,600	71,909
Mitsubishi Materials Corp.		18,804	61,079
Newmont Mining Corp.		7,083	163,263
Nippon Steel & Sumitomo Metal Corp.		53,000	137,679
Nucor Corp.		4,075	221,191
Rio Tinto PLC		3,478	170,763
Silver Wheaton Corp.		9,011	179,745
Yamana Gold, Inc.		18,343	110,063

			2,096,939
Paper & Forest Products 0.2%
International Paper Co.		2,874	137,205
Stora Enso Oyj "R"		22,141	183,289
UPM-Kymmene Oyj		12,202	173,096

			493,590
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.5%
AT&T, Inc.		18,726	659,904
BCE, Inc.		7,365	314,934
BT Group PLC		57,981	355,161
CenturyLink, Inc.		5,691	232,705
Deutsche Telekom AG (Registered)		10,731	162,096
Elisa Oyj		5,325	140,929
HKT Trust & HKT Ltd. (Units)		147,000	177,552
Iliad SA		47	9,866
Inmarsat PLC		11,052	125,173
Nippon Telegraph & Telephone Corp.		7,683	478,161
Orange SA		11,104	166,351
PCCW Ltd.		254,633	160,421
Singapore Telecommunications Ltd.		76,045	228,362
Spark New Zealand Ltd.		56,978	132,157
Swisscom AG (Registered)		606	344,266
TDC AS		46,507	352,108
Telecom Italia SpA (RSP)		248,767	220,474
Telefonica SA		14,181	219,122
Telenor ASA		8,848	194,155
TeliaSonera AB		52,444	361,935
Telstra Corp., Ltd.		66,244	306,466
TELUS Corp.		7,287	248,810
Verizon Communications, Inc.		10,902	544,991
Ziggo NV		3,186	148,746

			6,284,845
Wireless Telecommunication Services 0.5%
KDDI Corp.		4,780	287,630
Millicom International Cellular SA (SDR)		1,478	118,356
NTT DoCoMo, Inc.		16,169	270,043
Rogers Communications, Inc. "B"		6,503	243,409
Softbank Corp.		471	33,062
Vodafone Group PLC		73,796	243,256

			1,195,756
Utilities 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.		4,388	229,098
Cheung Kong Infrastructure Holdings Ltd.		30,556	214,768
CLP Holdings Ltd.		10,969	87,897
Duke Energy Corp.		5,407	404,281
E.ON AG		3,110	56,932
Edison International		3,056	170,892
EDP - Energias de Portugal SA		53,479	232,666
Electricite de France SA		4,493	147,353
Enel SpA		13,335	70,358
Entergy Corp.		2,971	229,747
Exelon Corp.		10,603	361,456
FirstEnergy Corp.		4,936	165,702
Fortum Oyj		4,171	101,383
Iberdrola SA		14,717	105,137
NextEra Energy, Inc.		2,743	257,513
Northeast Utilities		3,369	149,247
OGE Energy Corp.		6,660	247,153
Pepco Holdings, Inc.		5,200	139,152
Pinnacle West Capital Corp.		2,555	139,605
Power Assets Holdings Ltd.		36,747	325,490
PPL Corp.		6,112	200,718
Southern Co.		6,245	272,594
SSE PLC		7,389	184,480
Tokyo Electric Power Co., Inc.*		17,300	60,615
Xcel Energy, Inc.		6,738	204,835

			4,759,072
Gas Utilities 0.1%
Enagas SA		22	708
Osaka Gas Co., Ltd.		31,000	124,287
Tokyo Gas Co., Ltd.		22,000	123,747

			248,742
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.		7,914	112,221
Electric Power Development Co., Ltd.		2,602	84,850

			197,071
Multi-Utilities 1.2%
AGL Energy Ltd.		3,971	47,034
Alliant Energy Corp.		2,508	138,968
Ameren Corp.		5,955	228,255
Atco Ltd. "I"		3,000	121,613
Centrica PLC		42,247	210,084
CMS Energy Corp.		2,664	79,014
Consolidated Edison, Inc.		4,310	244,205
Dominion Resources, Inc.		3,291	227,375
DTE Energy Co.		2,194	166,920
GDF Suez		5,853	146,388
Integrys Energy Group, Inc.		145	9,399
National Grid PLC		19,631	281,476
NiSource, Inc.		5,250	215,145
PG&E Corp.		6,738	303,479
Public Service Enterprise Group, Inc.		5,720	213,013
SCANA Corp.		3,605	178,844
Sempra Energy		1,567	165,130
Wisconsin Energy Corp. (b)		1,332	57,276

			3,033,618
Water Utilities 0.1%
American Water Works Co., Inc.		2,803	135,188

Total Common Stocks (Cost $115,881,541)			125,994,544
Preferred Stocks 0.4%
Consumer Discretionary 0.4%
Bayerische Motoren Werke (BMW) AG		2,425	197,147
Porsche Automobil Holding SE		5,619	449,832
Volkswagen AG		1,322	274,455

			921,434
Financials 0.0%
Ally Financial, Inc. Series G, 144A, 7.0%		75	75,445

Total Preferred Stocks (Cost $1,079,323)			996,879
Rights 0.0%
Financials
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/13/2014* (Cost $982)		9,682	966
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		19,324	14,698
Hercules Trust II, Expiration Date 3/31/2029*		170	1,661

Total Warrants (Cost $30,283)			16,359

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 27.0%
Consumer Discretionary 3.5%
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	114,400
7.0%, 5/20/2022		195,000	204,262
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		50,000	46,000
APX Group, Inc.:
6.375%, 12/1/2019		50,000	48,375
144A, 8.75%, 12/1/2020		50,000	45,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		15,000	16,050
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	84,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	76,400
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		50,000	49,625
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		80,000	79,599
5.165%, 8/1/2044		100,000	97,916
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	20,750
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		40,000	42,000
CCO Holdings LLC:
6.5%, 4/30/2021		420,000	437,850
7.375%, 6/1/2020		10,000	10,575
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		385,000	368,156
144A, 6.375%, 9/15/2020		285,000	293,194
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	65,813
Series B, 6.5%, 11/15/2022		370,000	378,325
Series A, 7.625%, 3/15/2020		10,000	10,300
Series B, 7.625%, 3/15/2020		255,000	264,562
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,963
Columbus International, Inc., 144A, 7.375%, 3/30/2021		450,000	468,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	51,250
Delphi Corp., 5.0%, 2/15/2023		70,000	74,970
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	70,175
5.0%, 3/15/2023		715,000	685,953
7.875%, 9/1/2019		270,000	305,100
Getty Images, Inc., 144A, 7.0%, 10/15/2020		60,000	44,250
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		40,000	38,700
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	49,050
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	42,800
iHeartCommunications, Inc.:
9.0%, 12/15/2019		250,000	251,875
11.25%, 3/1/2021		70,000	74,550
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		35,000	35,438
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	37,200
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	95,625
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	41,200
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	35,700
MGM Resorts International:
6.625%, 12/15/2021		250,000	263,750
6.75%, 10/1/2020		130,000	138,450
8.625%, 2/1/2019		240,000	270,624
Numericable Group SA:
144A, 6.0%, 5/15/2022		200,000	201,500
144A, 6.25%, 5/15/2024		350,000	349,125
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		70,000	73,150
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	49,625
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	918,937
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	33,775
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		55,000	58,025
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	108,000
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		60,000	60,750
Springs Industries, Inc., 6.25%, 6/1/2021		85,000	83,300
Starz LLC, 5.0%, 9/15/2019		40,000	40,400
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		65,000	63,375
Time Warner Cable, Inc., 7.3%, 7/1/2038		45,000	61,196
Travelport LLC, 144A, 6.359% **, 3/1/2016		11,899	11,899
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	202,000
144A, 7.5%, 3/15/2019	EUR	400,000	533,891
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	54,375
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		50,000	48,875

			8,786,273
Consumer Staples 1.4%
Big Heart Pet Brands, 7.625%, 2/15/2019		66,000	65,505
Chiquita Brands International, Inc., 7.875%, 2/1/2021		44,000	47,520
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		85,000	82,238
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	265,625
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		145,000	152,250
144A, 8.25%, 2/1/2020		370,000	394,050
Marfrig Holding Europe BV, 144A, 6.875%, 6/24/2019		200,000	194,600
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	105,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	287,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	449,350
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,145,000	1,165,037
Smithfield Foods, Inc., 6.625%, 8/15/2022		90,000	94,950
The WhiteWave Foods Co., 5.375%, 10/1/2022		40,000	40,400
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020		200,000	171,102

			3,515,627
Energy 4.6%
Access Midstream Partners LP, 6.125%, 7/15/2022		15,000	15,975
Afren PLC, 144A, 10.25%, 4/8/2019		340,000	363,800
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		35,000	32,069
144A, 7.125%, 11/1/2020		75,000	68,625
Antero Resources Corp., 144A, 5.125%, 12/1/2022		80,000	77,800
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		35,000	34,125
144A, 5.625%, 6/1/2024		35,000	33,600
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		50,000	48,500
6.75%, 11/1/2020		50,000	50,500
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		350,000	354,375
California Resources Corp.:
144A, 5.5%, 9/15/2021 (d)		80,000	81,200
144A, 6.0%, 11/15/2024 (d)		15,000	15,413
Chaparral Energy, Inc., 7.625%, 11/15/2022		85,000	87,125
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	256,101
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		500,000	503,414
Ecopetrol SA, 5.875%, 5/28/2045		700,000	708,750
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		85,000	87,550
EP Energy LLC:
6.875%, 5/1/2019		15,000	15,638
7.75%, 9/1/2022		290,000	306,675
EV Energy Partners LP, 8.0%, 4/15/2019		335,000	346,725
Halcon Resources Corp.:
8.875%, 5/15/2021		680,000	669,800
9.75%, 7/15/2020		65,000	66,137
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		65,000	62,563
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	10,300
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		250,000	274,125
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		80,000	71,000
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		100,000	101,000
Linn Energy LLC, 6.25%, 11/1/2019 (b)		515,000	502,769
MEG Energy Corp., 144A, 7.0%, 3/31/2024		375,000	388,125
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		65,000	63,537
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		300,000	295,500
10.75%, 10/1/2020		150,000	155,625
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		85,000	88,612
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	142,100
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	201,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		375,000	390,937
6.875%, 3/15/2022		115,000	121,325
6.875%, 1/15/2023		35,000	36,838
7.25%, 2/1/2019		60,000	62,625
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	211,500
Offshore Group Investment Ltd., 7.5%, 11/1/2019		140,000	129,850
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		500,000	543,750
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		250,000	166,875
144A, 9.75%, 5/17/2035		200,000	127,000
PT Pertamina Persero, 144A, 5.625%, 5/20/2043		600,000	546,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	200,000
Regency Energy Partners LP, 5.0%, 10/1/2022		45,000	44,325
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	272,908
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		50,000	50,313
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		175,000	179,812
144A, 5.75%, 5/15/2024		200,000	203,500
SandRidge Energy, Inc.:
7.5%, 3/15/2021		240,000	234,000
8.125%, 10/15/2022		420,000	419,475
SESI LLC, 7.125%, 12/15/2021		380,000	419,900
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		15,000	14,738
Talisman Energy, Inc., 3.75%, 2/1/2021		120,000	121,292
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	97,850
Transocean, Inc., 3.8%, 10/15/2022 (b)		370,000	339,582
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		55,000	53,694
Whiting Petroleum Corp., 5.0%, 3/15/2019		75,000	77,062
WPX Energy, Inc., 5.25%, 9/15/2024		60,000	58,200

			11,703,504
Financials 4.1%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		80,000	77,600
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	216,000
Banco Davivienda SA, 144A, 5.875%, 7/9/2022		500,000	501,250
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		700,000	679,070
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		500,000	503,750
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	117,046
Bancolombia SA, 5.125%, 9/11/2022		200,000	200,800
Barclays Bank PLC, 7.625%, 11/21/2022		250,000	268,656
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022		500,000	520,000
144A, 6.75%, 9/30/2022		150,000	168,000
CIT Group, Inc.:
5.0%, 5/15/2017		935,000	958,375
5.25%, 3/15/2018		10,000	10,300
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		200,000	214,000
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	541,350
E*TRADE Financial Corp.:
6.375%, 11/15/2019		140,000	147,000
6.75%, 6/1/2016		745,000	784,113
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		150,000	149,148
Fondo MIVIVIENDA SA, 144A, 3.5%, 1/31/2023		250,000	236,425
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	198,000
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		230,000	242,098
HSBC Holdings PLC:
5.625%, 12/29/2049		255,000	252,100
6.375%, 12/29/2049		285,000	284,644
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	99,250
6.25%, 5/15/2019		410,000	439,315
8.75%, 3/15/2017		40,000	44,600
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		415,000	404,349
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		250,000	253,125
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		235,000	263,679
Morgan Stanley, 4.35%, 9/8/2026		155,000	152,337
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	42,700
Navient LLC, 5.5%, 1/25/2023		125,000	120,156
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		10,000	10,400
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	132,275
Popular, Inc., 7.0%, 7/1/2019		50,000	50,250
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	105,589
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		179,867	170,424
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		500,000	520,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		250,000	243,375
UniCredit SpA, REG S, 8.0%, 4/3/2049		200,000	198,348

			10,519,897
Health Care 1.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,475
Biomet, Inc.:
6.5%, 8/1/2020		85,000	90,100
6.5%, 10/1/2020		25,000	26,250
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	297,975
144A, 6.875%, 2/1/2022		620,000	644,800
7.125%, 7/15/2020		170,000	180,200
Endo Finance LLC, 144A, 5.375%, 1/15/2023		80,000	76,400
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		10,000	10,527
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	10,975
HCA, Inc.:
6.5%, 2/15/2020		880,000	961,400
7.5%, 2/15/2022		725,000	815,625
Hologic, Inc., 6.25%, 8/1/2020		40,000	41,200
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	61,500
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	102,850
Mylan, Inc., 5.4%, 11/29/2043		120,000	127,181
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		90,000	93,825
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		14,000	14,980
Tenet Healthcare Corp., 6.25%, 11/1/2018		230,000	244,375
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		90,000	92,475
144A, 7.5%, 7/15/2021		450,000	481,500

			4,384,613
Industrials 2.9%
ADT Corp.:
3.5%, 7/15/2022		50,000	43,250
6.25%, 10/15/2021 (b)		45,000	46,575
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		70,000	69,475
Avianca Holdings SA, 144A, 8.375%, 5/10/2020		200,000	212,000
BE Aerospace, Inc., 6.875%, 10/1/2020		185,000	197,487
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	86,063
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		328,000	326,360
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		35,000	33,600
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	205,500
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	50,625
Gates Global LLC, 144A, 6.0%, 7/15/2022		65,000	61,100
GenCorp, Inc., 7.125%, 3/15/2021		120,000	129,300
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		600,000	615,270
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	585,200
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		500,000	538,705
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	104,375
Meritor, Inc., 6.75%, 6/15/2021		55,000	57,200
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		500,000	525,120
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		450,000	427,500
Nortek, Inc., 8.5%, 4/15/2021		155,000	166,625
OAS Finance Ltd., 144A, 8.0%, 7/2/2021		200,000	192,000
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		190,740	197,893
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		60,000	57,000
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	213,750
Titan International, Inc., 6.875%, 10/1/2020		170,000	166,600
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		210,000	207,375
7.5%, 7/15/2021		275,000	293,562
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		250,000	235,362
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,275
7.375%, 5/15/2020		25,000	26,563
7.625%, 4/15/2022		620,000	674,250
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		500,000	516,250
Watco Companies LLC, 144A, 6.375%, 4/1/2023		40,000	40,200
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		40,000	41,300

			7,353,710
Information Technology 1.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	31,125
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		330,000	343,200
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	60,750
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,375
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		100,000	96,000
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		55,000	54,175
CDW LLC:
6.0%, 8/15/2022		90,000	93,375
8.5%, 4/1/2019		498,000	527,880
CyrusOne LP, 6.375%, 11/15/2022		25,000	26,125
EarthLink Holdings Corp., 7.375%, 6/1/2020		70,000	71,785
Equinix, Inc., 5.375%, 4/1/2023		175,000	173,250
First Data Corp.:
144A, 6.75%, 11/1/2020		237,000	251,220
144A, 7.375%, 6/15/2019		725,000	763,135
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	63,750
7.625%, 6/15/2021		190,000	207,100
NXP BV, 144A, 3.75%, 6/1/2018		90,000	88,425
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	202,162

			3,068,832
Materials 2.5%
Alpek SA de CV, 144A, 5.375%, 8/8/2023		200,000	207,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	200,715
144A, 4.125%, 9/27/2022		250,000	246,607
Berry Plastics Corp., 5.5%, 5/15/2022		320,000	308,000
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	208,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		50,000	48,500
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	206,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	108,625
Cliffs Natural Resources, Inc., 4.2%, 1/15/2018 (b)		235,000	202,100
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		259,000	261,590
144A, 7.0%, 2/15/2021		129,000	130,774
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		195,000	196,462
Fresnillo PLC, 144A, 5.5%, 11/13/2023		500,000	519,850
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	49,485
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		600,000	606,666
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		385,000	386,925
8.875%, 2/1/2018		90,000	91,688
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	63,375
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,100
Metinvest BV, 144A, 8.75%, 2/14/2018		200,000	136,000
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,020,656
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		70,000	71,050
Polymer Group, Inc., 7.75%, 2/1/2019		229,000	237,015
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	10,800
144A, 8.375%, 9/15/2021		10,000	11,100
Tronox Finance LLC, 6.375%, 8/15/2020		55,000	55,206
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	191,000
Vedanta Resources PLC, 144A, 6.0%, 1/31/2019		200,000	202,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		40,000	40,650
144A, 5.625%, 10/1/2024		20,000	20,500
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		250,000	248,867

			6,331,806
Telecommunication Services 4.3%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	532,795
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	25,788
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		775,000	817,625
8.75%, 3/15/2018		206,000	213,725
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		250,000	249,500
144A, 8.25%, 9/30/2020		400,000	412,040
Digicel Ltd., 144A, 8.25%, 9/1/2017		750,000	764,100
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		60,000	59,400
6.875%, 1/15/2025 (b)		60,000	59,250
7.125%, 1/15/2023		390,000	397,800
8.5%, 4/15/2020		290,000	321,900
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		265,000	253,075
7.25%, 10/15/2020		690,000	729,675
7.5%, 4/1/2021		340,000	362,950
Intelsat Luxembourg SA:
7.75%, 6/1/2021		165,000	168,094
8.125%, 6/1/2023		25,000	26,063
Level 3 Communications, Inc., 8.875%, 6/1/2019		205,000	218,837
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		265,000	261,025
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		100,000	103,000
7.0%, 6/1/2020		185,000	194,944
8.625%, 7/15/2020		450,000	487,125
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		655,000	673,012
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	190,500
SBA Communications Corp., 5.625%, 10/1/2019		50,000	50,750
Sprint Communications, Inc.:
6.0%, 11/15/2022		85,000	82,450
144A, 7.0%, 3/1/2020		85,000	92,969
144A, 9.0%, 11/15/2018		420,000	485,100
Sprint Corp., 144A, 7.125%, 6/15/2024		285,000	287,137
tw telecom holdings, Inc.:
5.375%, 10/1/2022		90,000	96,750
6.375%, 9/1/2023		70,000	78,400
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	386,687
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		280,000	299,600
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	52,125
Windstream Corp.:
6.375%, 8/1/2023		60,000	57,900
7.5%, 4/1/2023		20,000	20,500
7.75%, 10/15/2020		1,075,000	1,131,437
7.75%, 10/1/2021		185,000	197,025
7.875%, 11/1/2017		130,000	144,300

			10,985,353
Utilities 0.8%
AES Corp.:
8.0%, 10/15/2017		6,000	6,735
8.0%, 6/1/2020		30,000	34,425
Calpine Corp.:
5.375%, 1/15/2023		85,000	82,238
5.75%, 1/15/2025		85,000	82,556
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		500,000	534,000
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		250,000	262,187
GNL Quintero SA, 144A, 4.634%, 7/31/2029		200,000	199,271
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	262,180
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		65,000	63,700
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		360,000	360,900
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		70,000	69,300

			1,957,492

Total Corporate Bonds (Cost $68,903,738)			68,607,107
Asset-Backed 0.6%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		528,181	545,205
Miscellaneous 0.4%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.883% **, 1/17/2024		250,000	250,182
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		466,440	460,616
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		314,239	314,784
			1,025,582

Total Asset-Backed (Cost $1,578,540)			1,570,787
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		8,979	10,122
Federal National Mortgage Association:
3.5%, 4/1/2042 (d)		1,000,000	1,021,953
4.5%, 9/1/2035		24,178	26,187
6.0%, 1/1/2024		29,374	33,156
6.5%, with various maturities from 5/1/2017 until 1/1/2038		5,715	6,082

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,093,067)			1,097,500
Commercial Mortgage-Backed Securities 0.6%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.154% **, 3/15/2018		120,000	120,336
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	389,533
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	244,500
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		244,630	259,201
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 4.98% **, 2/11/2036		400,000	395,532

Total Commercial Mortgage-Backed Securities (Cost $1,409,170)			1,409,102
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		618,565	69,328
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		717,005	95,623
"ZG", Series 4213, 3.5%, 6/15/2043		100,620	97,554
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,209,154	181,994
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		653,312	85,877
"H", Series 2278, 6.5%, 1/15/2031		140	155
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	105,804
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		214,467	43,889
"PI", Series 2006-20, Interest Only, 6.526% ***, 11/25/2030		399,633	65,328
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		104,612	102,452
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		696,664	75,677
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		946,571	75,868
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		121,610	18,877
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	650,441
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		295,579	35,069
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		522,033	94,821
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		526,426	91,289
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		389,710	73,740
"AI", Series 2007-38, Interest Only, 6.306% ***, 6/16/2037		89,972	13,708
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		446,649	381,760

Total Collateralized Mortgage Obligations (Cost $2,057,243)			2,359,254
Government & Agency Obligations 7.1%
Other Government Related (e) 0.2%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		200,000	204,000
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	198,500
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	179,000

			581,500
Sovereign Bonds 3.1%
Government of New Zealand, Series 1217, REG S, 6.0%, 12/15/2017	NZD	3,100,000	2,571,314
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		500,000	551,250
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	102,020
Republic of Costa Rica, 144A, 4.25%, 1/26/2023		200,000	184,500
Republic of Croatia, 144A, 6.75%, 11/5/2019		500,000	551,250
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	100,000
144A, 7.65%, 6/15/2035		200,000	212,500
Republic of Hungary:
4.0%, 3/25/2019		200,000	204,000
Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	77,017
Republic of Paraguay, 144A, 6.1%, 8/11/2044		100,000	105,500
Republic of Singapore, 3.375%, 9/1/2033	SGD	2,738,000	2,274,815
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	217,250
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	800,000	72,072
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,000
Republic of Turkey, 7.1%, 3/8/2023	TRY	400,000	149,349
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	2,000,000	147,911
Series M 20, 8.5%, 5/31/2029	MXN	1,000,000	87,759

			7,811,507
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	941,948
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills:
0.03% ****, 12/11/2014 (f)		85,000	84,997
0.035% ****, 2/12/2015 (f)		314,000	313,977
0.035% ****, 2/12/2015 (f)		658,000	657,951
0.035% ****, 2/12/2015 (f)		355,000	354,974
0.055% ****, 12/11/2014 (f)		156,000	155,995
U.S. Treasury Bonds:
3.375%, 5/15/2044		225,000	232,313
3.625%, 2/15/2044		281,000	303,656
5.375%, 2/15/2031		1,071,000	1,417,569
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		3,000,000	3,024,375
1.0%, 9/30/2016		1,200,000	1,209,000
1.5%, 5/31/2019		102,000	100,940
1.625%, 7/31/2019		59,000	58,631
2.375%, 8/15/2024		487,000	481,369
2.5%, 5/15/2024		220,000	220,138

			8,615,885

Total Government & Agency Obligations (Cost $18,198,324)			17,950,840
Municipal Bonds and Notes 0.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $323,761)		323,761	336,446
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $208,156)		209,283	418,733
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $20,513)		40,000	35,600

		Shares	Value ($)
Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.08% (i) (j) (Cost $6,201,652)		6,201,652	6,201,652
Cash Equivalents 11.8%
Central Cash Management Fund, 0.05% (i) (Cost $29,987,589)		29,987,589	29,987,589

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $246,973,882) †		101.1	256,983,358
Other Assets and Liabilities, Net		(1.1)	(2,888,920)

Net Assets		100.0	254,094,438

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $247,308,635.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $9,674,723.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,119,341 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,444,618.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,656	0.00

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $5,946,446, which is 2.3% of net assets.

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At September 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	12/15/2014	23	2,432,633	37,544
10 Year U.S. Treasury Note	USD	12/19/2014	221	27,545,578	(155,804)
5 Year U.S. Treasury Note	USD	12/31/2014	91	10,761,461	176
Euro-BUXL 30 Year Bond	EUR	12/8/2014	3	539,575	7,119
U.S. Treasury Long Bond	USD	12/19/2014	14	1,930,688	(15,448)
Total net unrealized depreciation					(126,413)

At September 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Euro-BOBL	EUR	12/8/2014	11	1,777,264	(2,380)
Euro-OAT French Government Bond	EUR	12/8/2014	14	2,541,889	(27,368)
U.S. Treasury Long Bond	USD	12/19/2014	31	4,275,094	16,097
Ultra Long U.S. Treasury Bond	USD	12/19/2014	18	2,745,000	2,214
Total net unrealized depreciation					(11,437)

At September 30, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (k)

Call Options
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	2,100,000	1	5/5/2016	23,573	(14,005)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(3,868)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	24,781	(3,868)
Total Call Options					63,526	(21,741)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(713)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	5,355	(713)
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	2,100,000	1	5/5/2016	23,572	(25,660)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	1,900,000	1	8/6/2015	17,765	(18,776)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	1,900,000	2	6/3/2015	20,330	(21,347)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	4,900,000	3	9/28/2015	102,523	(103,936)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	1,900,000	1	3/4/2015	19,950	(27,426)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	4,900,000	4	10/22/2014	62,230	(10,063)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	1,900,000	2	1/30/2015	23,465	(27,690)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,100,000	5	1/26/2015	21,184	(33,636)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	4,900,000	2	10/17/2014	67,620	(16,956)
Total Put Options					379,166	(286,916)

Total					442,692	(308,657)

(k)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2014 was $134,035.
At September 30, 2014, open credit default swap contracts sold were as follows:

Bilateral Swap

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	125,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	15,834	5,985	9,849

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At September 30, 2014, open interest rate swap contracts sold were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2024	3,800,000	Fixed — 3.524%	Floating — LIBOR	(264,333)	(263,968)
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	2,059	2,141
12/30/2014 12/30/2044	300,000	Floating — LIBOR	Fixed — 4.081%	49,247	49,616
12/30/2014 12/30/2016	2,100,000	Floating — LIBOR	Fixed — 1.173%	5,687	5,937
6/3/2014 6/3/2025	2,100,000	Fixed — 3.0%	Floating — LIBOR	(78,113)	(75,119)
5/11/2015 5/11/2045	2,100,000	Fixed — 3.56%	Floating — LIBOR	(105,946)	(104,766)
Total net unrealized depreciation					(386,159)

Bilateral Swap

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/3/2013 6/3/2025	2,100,000	1	Floating — LIBOR	Fixed — 3.0%	1,239	—	1,239

Counterparties
1	Nomura International PLC
2	BNP Paribas
3	Morgan Stanley
4	Citigroup, Inc.
5	Barclays Bank PLC
6	UBS AG
LIBOR: London Interbank Offered Rate
As of September 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	1,400,000	USD	1,277,983	10/14/2014	53,254	Societe Generale
EUR	1,121,400	USD	1,516,982	10/17/2014	100,460	Citigroup, Inc.
SGD	2,334,490	USD	1,880,722	10/17/2014	50,768	Citigroup, Inc.
EUR	541,900	USD	719,884	10/17/2014	35,371	JPMorgan Chase Securities, Inc.
NZD	5,499,420	USD	4,631,964	10/17/2014	345,246	Australia & New Zealand Banking Group Ltd.
SGD	2,258,000	USD	1,779,466	10/17/2014	9,471	Barclays Bank PLC
MXN	1,200,000	USD	91,169	10/21/2014	1,938	JPMorgan Chase Securities, Inc.
MXN	1,200,000	USD	92,021	10/21/2014	2,791	Commonwealth Bank of Australia
ZAR	810,000	USD	75,654	10/21/2014	4,086	UBS AG
MXN	10,600,000	USD	794,687	10/31/2014	7,033	JPMorgan Chase Securities, Inc.
Total unrealized appreciation	610,418

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,296,428	AUD	1,400,000	10/14/2014	(71,699)	Barclays Bank PLC
USD	1,812,036	CAD	2,000,000	10/14/2014	(26,795)	Australia & New Zealand Banking Group Ltd.
USD	1,285,483	JPY	140,000,000	10/14/2014	(8,881)	Societe Generale
USD	155,305	EUR	119,864	10/17/2014	(3,896)	Citigroup, Inc.
USD	2,683,720	NZD	3,315,220	10/17/2014	(99,555)	Bank of America
USD	1,758,936	NZD	2,184,200	10/17/2014	(56,384)	Morgan Stanley
USD	90,840	MXN	1,200,000	10/21/2014	(1,610)	JPMorgan Chase Securities, Inc.
USD	75,351	ZAR	810,000	10/21/2014	(3,783)	Societe Generale
USD	91,089	MXN	1,200,000	10/21/2014	(1,858)	Commonwealth Bank of Australia
USD	804,614	MXN	10,600,000	10/31/2014	(16,960)	Commonwealth Bank of Australia
USD	802,563	MXN	10,600,000	11/10/2014	(15,449)	UBS AG
USD	852,636	ZAR	9,400,000	11/12/2014	(25,093)	UBS AG
Total unrealized depreciation					(331,963)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
HUF	Hungarian Forint	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,239,597	$4,662,818	$1,656	$11,904,071
Consumer Staples	7,940,462	3,608,482	—	11,548,944
Energy	6,616,505	4,357,836	—	10,974,341
Financials	17,135,224	15,737,638	—	32,872,862
Health Care	7,772,353	2,195,449	—	9,967,802
Industrials	6,160,263	6,385,987	0	12,546,250
Information Technology	14,557,049	1,493,190	—	16,050,239
Materials	2,138,243	2,137,500	—	4,275,743
Telecommunication Services	2,244,753	5,235,848	—	7,480,601
Utilities	5,768,038	2,605,653	—	8,373,691
Preferred Stocks (n)	—	996,879	—	996,879
Rights	—	966	—	966
Warrants (n)	—	—	16,359	16,359
Fixed Income Investments (n)
Corporate Bonds	—	68,607,107	—	68,607,107
Asset-Backed	—	1,570,787	—	1,570,787
Mortgage-Backed Securities Pass-Throughs	—	1,097,500	—	1,097,500
Commercial Mortgage-Backed Securities	—	1,409,102	—	1,409,102
Collateralized Mortgage Obligations	—	2,359,254	—	2,359,254
Government & Agency Obligations	—	17,950,840	—	17,950,840
Municipal Bonds and Notes	—	336,446	—	336,446
Convertible Bond	—	—	418,733	418,733
Preferred Security	—	35,600	—	35,600
Short-Term Investments (n)	36,189,241	—	—	36,189,241
Derivatives (o)
Futures Contracts	63,150	—	—	63,150
Credit Default Swap Contracts	—	9,849	—	9,849
Interest Rate Swap Contracts	—	58,933	—	58,933
Forward Foreign Currency Exchange Contracts	—	610,418	—	610,418

Total	$113,824,878	$143,464,082	$436,748	$257,725,708

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(201,000)	$—	$—	$(201,000)
Written Options	—	(308,657)	—	(308,657)
Interest Rate Swap Contracts	—	(443,853)	—	(443,853)
Forward Foreign Currency Exchange Contracts	—	(331,963)	—	(331,963)

Total	$(201,000)	$(1,084,473)	$—	$(1,285,473)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$9,849	$—	$—
Foreign Exchange Contracts	$—	$—	$278,455	$—
Interest Rate Contracts	$(137,850)	$(384,920)	$—	$134,035

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Government & Agency Securities VIP
(formerly DWS Government & Agency Securities VIP)
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 76.1%
Federal Home Loan Mortgage Corp., 3.0%, 7/1/2042 (a)	8,000,000	7,891,250
Federal National Mortgage Association:
3.0%, 8/1/2042 (a)	5,000,000	4,927,734
4.5%, 2/1/2040 (a)	2,000,000	2,152,500
Government National Mortgage Association:
3.5%, with various maturities from 4/15/2042 until 7/20/2044 (a)	7,839,784	8,118,538
4.0%, with various maturities from 9/20/2040 until 7/20/2044	6,564,961	6,991,656
4.5%, with various maturities from 6/20/2033 until 2/20/2043	10,355,990	11,267,549
4.55%, 1/15/2041	371,897	406,240
4.625%, 5/15/2041	193,150	212,857
5.0%, with various maturities from 11/20/2032 until 4/15/2042	13,462,112	14,926,791
5.5%, with various maturities from 10/15/2032 until 7/20/2040	7,161,643	8,013,775
6.0%, with various maturities from 2/15/2034 until 2/15/2039	5,993,565	6,744,828
6.5%, with various maturities from 9/15/2036 until 2/15/2039	797,501	900,933
7.0%, with various maturities from 2/20/2027 until 11/15/2038	164,688	191,697
7.5%, 10/20/2031	7,449	8,867

Total Mortgage-Backed Securities Pass-Throughs (Cost $71,480,016)		72,755,215
Collateralized Mortgage Obligations 23.6%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	174,145	160,641
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,308,847	778,564
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	102,035	7,972
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,151,588	114,102
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	410,425	34,200
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	591,572	57,147
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	183,936	17,382
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	151,747	15,801
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,434,010	191,246
"PZ", Series 4094, 3.0%, 8/15/2042	411,646	366,833
"CZ", Series 4113, 3.0%, 9/15/2042	373,055	335,150
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	864,544	91,275
"VZ", Series 4303, 3.5%, 8/15/2042	1,020,596	972,039
"DZ", Series 4199, 3.5%, 5/15/2043	245,011	236,408
"ZG", Series 4213, 3.5%, 6/15/2043	335,400	325,178
"KZ", Series 4328, 4.0%, 4/15/2044	289,577	299,455
"UZ", Series 4341, 4.0%, 5/15/2044	683,766	690,423
"UA", Series 4298, 4.0%, 2/15/2054	462,640	472,581
"22", Series 243, Interest Only, 4.431% *, 6/15/2021	411,533	21,487
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	199,355	3,440
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	53,738	776
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	132,814	19,417
"A", Series 172, Interest Only, 6.5%, 1/1/2024	18,870	3,542
"DS", Series 3199, Interest Only, 6.996% *, 8/15/2036	1,886,667	389,719
"S", Series 2416, Interest Only, 7.946% *, 2/15/2032	266,252	56,574
"ST", Series 2411, Interest Only, 8.596% *, 6/15/2021	611,222	52,405
"KS", Series 2064, Interest Only, 9.996% *, 5/15/2022	263,234	58,252
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	173,296	17,041
"DZ", Series 2013-136, 3.0%, 1/25/2044	818,181	700,192
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	296,434	21,823
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	903,065	64,461
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	2,003,249	450,108
"ZB", Series 2010-136, 4.0%, 12/25/2040	350,382	363,706
"AZ", Series 2012-29, 4.0%, 4/25/2042	1,467,316	1,514,136
"HZ", Series 2013-20, 4.0%, 3/25/2043	1,537,987	1,584,329
"25", Series 351, Interest Only, 4.5%, 5/25/2019	132,403	9,754
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	523,670	13,416
"21", Series 334, Interest Only, 5.0%, 3/25/2018	55,351	3,390
"20", Series 334, Interest Only, 5.0%, 3/25/2018	87,453	5,525
''23", Series 339, Interest Only, 5.0%, 6/25/2018	124,568	7,806
"26", Series 381, Interest Only, 5.0%, 12/25/2020	44,169	4,028
"ZA", Series 2008-24, 5.0%, 4/25/2038	726,133	797,734
"30", Series 381, Interest Only, 5.5%, 11/25/2019	250,450	24,150
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	430,905	59,329
"PJ", Series 2004-46, Interest Only, 5.846% *, 3/25/2034	323,543	41,631
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	271,178	30,122
"101", Series 383, Interest Only, 6.5%, 9/25/2022	878,748	132,950
"SJ", Series 2007-36, Interest Only, 6.616% *, 4/25/2037	181,653	28,521
"KI", Series 2005-65, Interest Only, 6.846% *, 8/25/2035	89,561	16,761
"SA", Series G92-57, IOette, 83.364% *, 10/25/2022	32,702	64,628
Government National Mortgage Association:
"KZ", Series 2014-102, 3.5%, 7/16/2044	1,810,515	1,698,694
"ZK", Series 2014-119, 3.5%, 8/16/2044	1,504,375	1,411,153
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	1,077,254	155,512
"JY", Series 2010-20, 4.0%, 12/20/2033	2,075,066	2,198,946
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	172,050	12,116
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	475,798	42,478
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	316,578
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	679,834	101,183
"GZ", Series 2005-24, 5.0%, 3/20/2035	538,153	617,867
"ZA", Series 2005-75, 5.0%, 10/16/2035	605,414	686,928
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,086,329	1,303,294
"Z", Series 2009-112, 5.0%, 11/20/2039	1,272,731	1,406,805
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	175,919	14,384
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	699,967	146,268
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	208,858	39,100
"BS", Series 2011-93, Interest Only, 5.946% *, 7/16/2041	1,091,837	182,929
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	274,718	49,190
"SA", Series 2012-84, Interest Only, 6.147% *, 12/20/2038	1,261,733	182,839
"QA", Series 2007-57, Interest Only, 6.347% *, 10/20/2037	267,072	40,961
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	78,810	15,471
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	525,399	137,167
"SK", Series 2003-11, Interest Only, 7.546% *, 2/16/2033	435,279	78,678

Total Collateralized Mortgage Obligations (Cost $20,659,129)		22,566,091
Government & Agency Obligations 9.4%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.035% **, 2/12/2015 (b)	1,045,000	1,044,923
U.S. Treasury Bonds:
2.875%, 5/15/2043	1,500,000	1,405,078
3.375%, 5/15/2044	1,000,000	1,032,500
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	3,450,000	3,478,031
1.0%, 9/30/2016	2,000,000	2,015,000

Total Government & Agency Obligations (Cost $8,923,881)		8,975,532

	Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	2,600,000	46,314
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	6,000,000	98,994

Total Call Options Purchased (Cost $390,446)		145,308
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172 (Cost $203,884)	6,000,000	71,663

	Shares	Value ($)
Cash Equivalents 2.6%
Central Cash Management Fund, 0.05% (d) (Cost $2,452,118)	2,452,118	2,452,118

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,109,474) †	111.9	106,965,927
Other Assets and Liabilities, Net	(11.9)	(11,334,312)

Net Assets	100.0	95,631,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of September 30, 2014.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $104,172,765.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,793,162.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,109,613 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,316,451.

(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At September 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2014, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Interest Rate Swap	USD	12/15/2014	35	3,585,313	(20,025)
5 Year U.S. Treasury Note	USD	12/31/2014	3	354,773	(826)
Total unrealized depreciation					(20,851)

At September 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

U.S. Treasury Long Bond	USD	12/19/2014	42	5,792,063	(72,266)

Currency Abbreviation

USD	United States Dollar
At September 30, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(131,521)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	2,600,000	1	4/20/2016	92,690	(23,480)
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	2,400,000	1	5/5/2016	26,940	(16,006)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(4,421)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	28,320	(4,421)
Total Call Options					382,280	(179,849)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(814)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	6,120	(814)
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	2,400,000	1	5/5/2016	26,940	(29,325)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	2,200,000	1	8/6/2015	20,570	(21,741)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	2,200,000	2	6/3/2015	23,540	(24,718)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	1,900,000	3	9/28/2015	39,754	(40,302)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	2,200,000	1	3/4/2015	23,100	(31,756)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	1,900,000	4	10/22/2014	24,130	(3,902)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	2,200,000	2	1/30/2015	27,170	(32,062)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,400,000	5	1/26/2015	24,210	(38,441)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	1,900,000	2	10/17/2014	26,220	(6,575)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(127,640)
Total Put Options					476,084	(358,090)

Total					858,364	(537,939)

(e)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2014 was $320,425.
At September 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

6/3/2014 6/3/2025	2,300,000	Fixed — 3.0%	Floating — LIBOR	(85,550)	(82,271)
12/30/2014 12/30/2016	23,200,000	Fixed — 1.173%	Floating — LIBOR	(62,821)	(64,995)
12/30/2014 12/30/2019	400,000	Fixed — 2.522%	Floating — LIBOR	(8,236)	(8,563)
12/30/2014 12/30/2034	1,600,000	Fixed — 4.01%	Floating — LIBOR	(208,073)	(208,543)
12/30/2014 12/30/2044	1,400,000	Fixed — 4.081%	Floating — LIBOR	(229,817)	(254,210)
5/11/2015 5/11/2045	2,400,000	Fixed — 3.56%	Floating — LIBOR	(121,081)	(119,733)
Total unrealized appreciation					(738,315)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	2,300,000	1	Floating — LIBOR	Fixed — 3.0%	1,357	—	1,357

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Morgan Stanley
4	Citigroup, Inc.
5	Barclays Bank PLC

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$72,755,215	$—	$72,755,215
Collateralized Mortgage Obligations	—	22,566,091	—	22,566,091
Government & Agency Obligations	—	8,975,532	—	8,975,532
Short-Term Investments	2,452,118	—	—	2,452,118
Derivatives (g)
Purchased Options	—	216,971	—	216,971
Interest Rate Swap Contracts	—	1,357	—	1,357

Total	$2,452,118	$104,515,166	$—	$106,967,284

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(93,117)	$—	$—	$(93,117)
Written Options	—	(537,939)	—	(537,939)
Interest Rate Swap Contracts	—	(738,315)	—	(738,315)

Total	$(93,117)	$(1,276,254)	$—	$(1,369,371)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(93,117)	$(736,958)	$(56,934)

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche High Income VIP
(formerly DWS High Income VIP)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.6%
Consumer Discretionary 16.5%
AMC Entertainment, Inc., 5.875%, 2/15/2022		220,000	221,650
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	87,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		460,000	478,400
7.0%, 5/20/2022		350,000	366,625
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		210,000	193,200
APX Group, Inc.:
6.375%, 12/1/2019		205,000	198,338
8.75%, 12/1/2020 (b)		25,000	22,750
144A, 8.75%, 12/1/2020		145,000	131,950
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		505,000	540,350
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	349,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	334,250
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		205,000	203,463
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	389,062
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		155,000	162,750
Cablevision Systems Corp.:
5.875%, 9/15/2022		110,000	106,425
8.0%, 4/15/2020		65,000	71,500
CCO Holdings LLC:
6.5%, 4/30/2021		655,000	682,837
7.0%, 1/15/2019		120,000	124,650
7.375%, 6/1/2020		50,000	52,875
8.125%, 4/30/2020		150,000	158,438
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		602,000	575,662
144A, 6.375%, 9/15/2020		1,215,000	1,249,931
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	253,125
Series B, 6.5%, 11/15/2022		365,000	373,212
Series A, 7.625%, 3/15/2020		110,000	113,300
Series B, 7.625%, 3/15/2020		1,115,000	1,156,812
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		20,000	19,850
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		510,000	489,600
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		375,000	384,375
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	270,675
5.0%, 3/15/2023		1,225,000	1,175,234
6.75%, 6/1/2021		50,000	53,750
7.875%, 9/1/2019		270,000	305,100
Getty Images, Inc., 144A, 7.0%, 10/15/2020		305,000	224,938
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		300,000	290,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		395,000	430,550
Hertz Corp., 6.75%, 4/15/2019		305,000	314,531
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	149,800
iHeartCommunications, Inc.:
9.0%, 12/15/2019		530,000	533,975
11.25%, 3/1/2021		280,000	298,200
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		100,000	101,250
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		160,000	148,800
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		50,000	49,750
144A, 7.0%, 9/1/2020		345,000	366,562
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		370,000	381,100
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		50,000	49,438
6.375%, 4/1/2023		425,000	433,500
Mediacom LLC, 7.25%, 2/15/2022		110,000	115,500
MGM Resorts International:
6.75%, 10/1/2020		526,000	560,190
8.625%, 2/1/2019		510,000	575,076
Numericable Group SA:
144A, 4.875%, 5/15/2019		520,000	513,500
144A, 6.0%, 5/15/2022		775,000	780,812
144A, 6.25%, 5/15/2024		225,000	224,438
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	331,537
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		245,000	256,025
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	203,463
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		420,000	456,750
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	120,625
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		305,000	327,875
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		230,000	242,650
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		195,000	197,438
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		295,000	289,100
Starz LLC, 5.0%, 9/15/2019		175,000	176,750
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		250,000	243,750
Travelport LLC:
144A, 6.359% **, 3/1/2016		232,082	232,082
144A, 13.875%, 3/1/2016 (PIK)		51,848	51,848
UCI International, Inc., 8.625%, 2/15/2019		310,000	299,057
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		945,000	954,450
144A, 7.5%, 3/15/2019		435,000	460,012
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	149,975
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	222,938
Visant Corp., 10.0%, 10/1/2017		115,000	102,638
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		145,000	141,738

			23,300,000
Consumer Staples 4.7%
Big Heart Pet Brands, 7.625%, 2/15/2019		284,000	281,870
Chiquita Brands International, Inc., 7.875%, 2/1/2021		195,000	210,600
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		240,000	232,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		810,000	852,525
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		525,000	535,500
144A, 7.75%, 10/28/2020		405,000	430,312
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		485,000	509,250
144A, 8.25%, 2/1/2020		160,000	170,400
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	303,050
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		110,000	104,225
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,390,000	1,414,325
6.875%, 2/15/2021		540,000	569,700
8.25%, 2/15/2021 (b)		225,000	237,938
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		110,000	101,750
Smithfield Foods, Inc., 6.625%, 8/15/2022		190,000	200,450
The WhiteWave Foods Co., 5.375%, 10/1/2022		90,000	90,900
U.S. Foods, Inc., 8.5%, 6/30/2019		400,000	424,100

			6,669,095
Energy 15.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		325,000	346,125
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		95,000	87,044
144A, 7.125%, 11/1/2020		195,000	178,425
Antero Resources Corp., 144A, 5.125%, 12/1/2022		190,000	184,775
Antero Resources Finance Corp., 5.375%, 11/1/2021		110,000	109,450
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		95,000	92,625
144A, 5.625%, 6/1/2024		95,000	91,200
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		205,000	198,850
6.75%, 11/1/2020		680,000	686,800
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		700,000	708,750
8.625%, 10/15/2020		225,000	234,000
California Resources Corp.:
144A, 5.5%, 9/15/2021 (c)		185,000	187,775
144A, 6.0%, 11/15/2024 (c)		35,000	35,963
Chaparral Energy, Inc.:
7.625%, 11/15/2022		465,000	476,625
8.25%, 9/1/2021		300,000	321,000
Chesapeake Energy Corp., 3.484% **, 4/15/2019		300,000	300,750
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		105,000	103,425
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		165,000	165,413
7.75%, 4/1/2019		325,000	340,437
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	452,550
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		545,000	561,350
EP Energy LLC:
6.875%, 5/1/2019		330,000	344,025
7.75%, 9/1/2022		285,000	301,387
9.375%, 5/1/2020		150,000	163,500
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	864,225
EXCO Resources, Inc., 8.5%, 4/15/2022		65,000	61,750
Halcon Resources Corp.:
8.875%, 5/15/2021		1,628,500	1,604,072
9.75%, 7/15/2020		500,000	508,750
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		195,000	187,688
Holly Energy Partners LP, 6.5%, 3/1/2020		105,000	108,150
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		185,000	164,188
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		400,000	404,000
Linn Energy LLC, 6.25%, 11/1/2019 (b)		490,000	478,362
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		235,000	240,875
144A, 7.0%, 3/31/2024		470,000	486,450
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		195,000	190,612
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		590,000	581,150
10.75%, 10/1/2020		585,000	606,937
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		290,000	302,325
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		595,000	603,925
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	182,438
6.875%, 3/15/2022		385,000	406,175
6.875%, 1/15/2023		130,000	136,825
7.25%, 2/1/2019		665,000	694,094
Offshore Group Investment Ltd., 7.5%, 11/1/2019 (b)		745,000	690,987
Regency Energy Partners LP:
5.0%, 10/1/2022		125,000	123,125
5.875%, 3/1/2022		25,000	26,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		115,000	115,719
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		690,000	708,975
5.625%, 4/15/2023		155,000	156,550
144A, 5.75%, 5/15/2024		175,000	178,063
Samson Investment Co., 9.75%, 2/15/2020 (b)		155,000	140,663
SandRidge Energy, Inc., 7.5%, 3/15/2021		1,935,000	1,886,625
SESI LLC, 6.375%, 5/1/2019		235,000	244,400
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		50,000	49,125
Seventy Seven Operating LLC, 6.625%, 11/15/2019		150,000	154,125
Swift Energy Co., 7.875%, 3/1/2022 (b)		290,000	290,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	422,300
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		145,000	141,556
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	414,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		240,000	246,600
WPX Energy, Inc., 5.25%, 9/15/2024		140,000	135,800

			21,609,848
Financials 3.1%
Credit Agricole SA, 144A, 7.875%, 1/29/2049		330,000	333,300
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		230,000	222,525
E*TRADE Financial Corp.:
6.375%, 11/15/2019		585,000	614,250
6.75%, 6/1/2016		710,000	747,275
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	322,107	0
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	382,112
6.25%, 5/15/2019		320,000	342,880
8.75%, 3/15/2017		245,000	273,175
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		290,000	309,575
(REIT), 6.875%, 5/1/2021		295,000	315,650
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		160,000	166,400
Popular, Inc., 7.0%, 7/1/2019		145,000	145,725
Societe Generale SA, 144A, 7.875%, 12/29/2049		460,000	460,000
UniCredit SpA, 8.0%, 4/3/2049		145,000	143,803

			4,456,670
Health Care 6.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		100,000	103,250
7.75%, 2/15/2019		500,000	523,750
Biomet, Inc.:
6.5%, 8/1/2020		355,000	376,300
6.5%, 10/1/2020		100,000	105,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,186,762
144A, 5.125%, 8/1/2021		55,000	54,863
144A, 6.875%, 2/1/2022		220,000	228,800
7.125%, 7/15/2020		635,000	673,100
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		525,000	478,406
Endo Finance LLC:
144A, 5.375%, 1/15/2023		215,000	205,325
144A, 5.75%, 1/15/2022		220,000	217,250
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		220,000	231,594
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	444,150
HCA, Inc.:
6.5%, 2/15/2020		890,000	972,325
7.5%, 2/15/2022		305,000	343,125
Hologic, Inc., 6.25%, 8/1/2020		200,000	206,000
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	256,250
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		275,000	278,437
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		345,000	359,662
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		299,000	319,930
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		165,000	178,613
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		245,000	251,738
144A, 7.5%, 7/15/2021		1,050,000	1,123,500

			9,118,130
Industrials 10.3%
ADT Corp.:
3.5%, 7/15/2022		150,000	129,750
4.125%, 4/15/2019		45,000	44,100
6.25%, 10/15/2021 (b)		145,000	150,075
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	492,000
Armored Autogroup, Inc., 9.25%, 11/1/2018		355,000	363,875
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		245,000	243,163
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		341,960	347,500
BakerCorp International, Inc., 8.25%, 6/1/2019		335,000	329,975
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	192,150
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	359,438
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		160,000	159,600
144A, 5.75%, 3/15/2022 (b)		225,000	223,875
144A, 6.0%, 10/15/2022		265,000	263,675
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		220,000	220,550
Covanta Holding Corp., 5.875%, 3/1/2024		220,000	220,000
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		275,000	293,563
Darling Ingredients, Inc., 5.375%, 1/15/2022		220,000	221,650
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		160,000	153,600
Ducommun, Inc., 9.75%, 7/15/2018		305,000	329,781
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		470,000	479,400
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	207,563
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	288,550
Gates Global LLC, 144A, 6.0%, 7/15/2022		190,000	178,600
GenCorp, Inc., 7.125%, 3/15/2021		535,000	576,462
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	292,600
7.125%, 3/15/2021		60,000	64,650
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	600,156
Meritor, Inc.:
6.25%, 2/15/2024		215,000	217,150
6.75%, 6/15/2021		300,000	312,000
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		830,000	788,500
8.125%, 2/15/2019		410,000	385,400
Nortek, Inc., 8.5%, 4/15/2021		440,000	473,000
Oshkosh Corp., 5.375%, 3/1/2022		165,000	165,825
Ply Gem Industries, Inc.:
6.5%, 2/1/2022 (b)		275,000	261,250
144A, 6.5%, 2/1/2022		140,000	133,000
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		285,000	285,000
6.75%, 12/15/2020		205,000	216,275
Titan International, Inc., 6.875%, 10/1/2020		590,000	578,200
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		260,000	256,750
144A, 6.5%, 7/15/2024		155,000	154,419
7.5%, 7/15/2021		815,000	870,012
Triumph Group, Inc., 5.25%, 6/1/2022		130,000	128,050
United Rentals North America, Inc.:
5.75%, 7/15/2018		365,000	380,512
6.125%, 6/15/2023		25,000	25,688
7.375%, 5/15/2020		595,000	632,187
7.625%, 4/15/2022		595,000	647,062
Watco Companies LLC, 144A, 6.375%, 4/1/2023		155,000	155,775
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		90,000	92,925

			14,585,281
Information Technology 6.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		105,000	108,938
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		805,000	837,200
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	258,187
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		200,000	205,000
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		450,000	432,000
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		320,000	294,400
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		145,000	142,825
CDW LLC:
6.0%, 8/15/2022		230,000	238,625
8.5%, 4/1/2019		364,000	385,840
CyrusOne LP, 6.375%, 11/15/2022		105,000	109,725
EarthLink Holdings Corp., 7.375%, 6/1/2020		245,000	251,247
Entegris, Inc., 144A, 6.0%, 4/1/2022		160,000	162,400
Equinix, Inc.:
5.375%, 4/1/2023		725,000	717,750
7.0%, 7/15/2021		215,000	230,319
First Data Corp.:
144A, 6.75%, 11/1/2020		611,000	647,660
144A, 7.375%, 6/15/2019		250,000	263,150
144A, 8.75%, 1/15/2022 (PIK)		910,000	964,600
144A, 8.875%, 8/15/2020		495,000	530,887
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		275,000	279,125
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		445,000	472,812
7.625%, 6/15/2021		230,000	250,700
NCR Corp.:
5.875%, 12/15/2021		55,000	56,238
6.375%, 12/15/2023		135,000	141,413
NXP BV, 144A, 3.75%, 6/1/2018		250,000	245,625
Sanmina Corp., 144A, 4.375%, 6/1/2019		25,000	24,500
Ymobile Corp., 144A, 8.25%, 4/1/2018		335,000	353,425

			8,604,591
Materials 5.7%
Ardagh Packaging Finance PLC, 144A, 3.234% **, 12/15/2019		310,000	299,925
Berry Plastics Corp.:
5.5%, 5/15/2022		435,000	418,687
9.75%, 1/15/2021		460,000	509,450
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	140,650
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		290,000	286,375
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		275,000	287,375
Crown Americas LLC, 6.25%, 2/1/2021		50,000	52,500
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		230,000	247,538
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		551,000	556,510
144A, 7.0%, 2/15/2021		551,000	558,576
FMG Resources August 2006 Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		315,000	317,362
FMG Resources August 2006 Pty Ltd., 144A, 8.25%, 11/1/2019 (b)		270,000	279,113
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		505,000	507,525
8.875%, 2/1/2018		270,000	275,063
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		310,000	261,950
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	286,650
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		428,000	432,280
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		455,000	474,337
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	253,750
Polymer Group, Inc., 7.75%, 2/1/2019		270,000	279,450
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	276,750
144A, 8.25%, 1/15/2021 (b)		200,000	208,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	162,000
144A, 8.375%, 9/15/2021		150,000	166,500
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		210,000	201,600
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		200,000	200,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		90,000	91,463
144A, 5.625%, 10/1/2024		45,000	46,125

			8,078,254
Telecommunication Services 19.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	205,000
144A, 7.875%, 12/15/2019		235,000	250,569
Altice Finco SA, 144A, 9.875%, 12/15/2020		235,000	263,200
Altice SA, 144A, 7.75%, 5/15/2022		245,000	252,962
B Communications Ltd., 144A, 7.375%, 2/15/2021		270,000	287,212
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		105,000	108,308
Series W, 6.75%, 12/1/2023 (b)		280,000	300,300
Cincinnati Bell, Inc., 8.375%, 10/15/2020		1,505,000	1,587,775
CommScope, Inc., 144A, 5.0%, 6/15/2021		260,000	254,800
CPI International, Inc., 8.75%, 2/15/2018		260,000	269,100
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		265,000	264,470
144A, 8.25%, 9/30/2020		1,560,000	1,606,956
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	206,000
144A, 8.25%, 9/1/2017		1,090,000	1,110,492
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		140,000	138,600
6.875%, 1/15/2025 (b)		140,000	138,250
7.125%, 1/15/2023		1,370,000	1,397,400
8.5%, 4/15/2020		100,000	111,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		465,000	444,075
7.25%, 10/15/2020		1,230,000	1,300,725
7.5%, 4/1/2021		1,270,000	1,355,725
Intelsat Luxembourg SA:
7.75%, 6/1/2021		670,000	682,562
8.125%, 6/1/2023		105,000	109,463
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	58,713
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		675,000	664,875
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021 (b)		165,000	169,950
7.0%, 6/1/2020		515,000	542,681
8.125%, 7/1/2019		670,000	713,550
8.625%, 7/15/2020		510,000	552,075
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		705,000	724,387
7.875%, 9/1/2018		420,000	436,590
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	352,425
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	211,250
SBA Communications Corp., 5.625%, 10/1/2019		200,000	203,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		245,000	267,969
144A, 9.0%, 11/15/2018		845,000	975,975
Sprint Corp., 144A, 7.125%, 6/15/2024		1,345,000	1,355,087
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		110,000	110,550
tw telecom holdings, Inc.:
5.375%, 10/1/2022		280,000	301,000
5.375%, 10/1/2022		50,000	53,750
6.375%, 9/1/2023		245,000	274,400
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	193,344
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,480,000	1,583,600
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	320,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		195,000	203,288
Windstream Corp.:
6.375%, 8/1/2023 (b)		265,000	255,725
7.5%, 4/1/2023		420,000	430,500
7.75%, 10/15/2020		1,880,000	1,978,700
7.75%, 10/1/2021		675,000	718,875
7.875%, 11/1/2017		495,000	549,450

			26,846,903
Utilities 2.5%
AES Corp.:
3.234% **, 6/1/2019		175,000	172,375
8.0%, 10/15/2017		51,000	57,248
8.0%, 6/1/2020		525,000	602,437
Calpine Corp.:
5.375%, 1/15/2023		240,000	232,200
5.75%, 1/15/2025		240,000	233,100
Enel SpA, 144A, 8.75% **, 9/24/2073		360,000	417,168
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		550,000	467,500
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		190,000	186,200
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		770,000	771,925
7.875%, 5/15/2021		215,000	231,125
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		195,000	193,050

			3,564,328

Total Corporate Bonds (Cost $125,352,619)			126,833,100
Government & Agency Obligation 0.8%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (d) (Cost $1,059,236)		1,050,000	1,058,531
Loan Participations and Assignments 0.2%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Ply Gem Industries, Inc., Term Loan, 4.0%, 12/31/2014		308,450	303,245

Total Loan Participations and Assignments (Cost $1,007,522)			303,245
Convertible Bond 1.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $1,290,897)		1,297,793	2,596,624
Preferred Security 0.7%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $769,981)		1,135,000	1,010,150

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		15	37,706
Trump Entertainment Resorts, Inc.*		45	0

			37,706
Industrials 0.0%
Congoleum Corp.*		24,000	0
Quad Graphics, Inc.		224	4,312

			4,312
Materials 0.0%
GEO Specialty Chemicals, Inc.*		24,225	18,607
GEO Specialty Chemicals, Inc. 144A*		2,206	1,695

			20,302

Total Common Stocks (Cost $345,217)			62,320
Preferred Stock 0.8%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,058,296)		1,134	1,140,733
Warrants 0.1%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		119,802	91,122
Hercules Trust II, Expiration Date 3/31/2029*		1,100	10,750

Total Warrants (Cost $244,286)			101,872
Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $7,206,790)		7,206,790	7,206,790
Cash Equivalents 3.2%
Central Cash Management Fund, 0.05% (f) (Cost $4,505,297)		4,505,297	4,505,297

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $142,840,141) †		102.3	144,818,662
Other Assets and Liabilities, Net		(2.3)	(3,210,449)

Net Assets		100.0	141,608,213

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	550,000	USD	322,434	467,500
Hellas Telecommunications Finance*	8.203%	7/15/2015	322,107	EUR	92,199	0
					1,114,633	467,500

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

†
The cost for federal income tax purposes was $142,840,141.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $1,978,521.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,937,325 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,958,804.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $6,941,141, which is 4.9% of net assets.

(c)	When-issued security.
(d)	At September 30, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	53,353	37,706	0.03

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
At September 30, 2014, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Unrealized Depreciation ($)

3/20/2014 6/20/2019	2,475,000	5.0%	Markit Dow Jones CDX North America High Yield Index	151,032	(31,703)

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	370,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	33,301	7,700	25,601
9/30/2013 12/20/2018	300,000	2	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	33,546	23,842	9,704
9/30/2013 12/20/2018	1,125,000	3	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	125,799	94,426	31,373
6/20/2013 9/20/2018	245,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	30,574	17,382	13,192
6/21/2010 9/20/2015	175,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,445	(16,625)	25,070
6/21/2010 9/20/2015	320,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	15,443	(27,750)	43,193
6/21/2010 9/20/2015	100,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	4,826	(6,896)	11,722
6/21/2010 9/20/2015	560,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	27,026	(9,983)	37,009
6/20/2011 9/20/2016	575,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	53,526	20,963	32,563
3/21/2011 6/20/2016	1,085,000	2	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	90,238	44,744	45,494
6/20/2011 9/20/2016	440,000	2	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	(52,016)	6,466	(58,482)
9/20/2012 12/20/2017	485,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	61,436	23,222	38,214
6/20/2011 9/20/2015	1,145,000	4	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	53,458	14,144	39,314
3/21/2011 6/20/2016	610,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	45,767	7,854	37,913
6/20/2013 9/20/2018	470,000	4	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	59,887	29,835	30,052
6/20/2013 9/20/2018	730,000	5	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	74,894	34,439	40,455
12/20/2013 3/20/2019	3,000,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	287,406	278,157	9,249

Total net unrealized appreciation	411,636

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Barclays Bank PLC
3	JPMorgan Chase Securities, Inc.
4	Goldman Sachs & Co.
5	Bank of America
6	UBS AG
As of September 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	585,200	USD	777,406	10/17/2014	38,183	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	776,527	EUR	599,322	10/17/2014	(19,465)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$126,833,100	$0	$126,833,100
Government & Agency Obligation	—	1,058,531	—	1,058,531
Loan Participations and Assignments	—	303,245	0	303,245
Convertible Bond	—	—	2,596,624	2,596,624
Preferred Security	—	1,010,150	—	1,010,150
Common Stocks
Consumer Discretionary	—	—	37,706	37,706
Industrials	4,312	—	—	4,312
Materials	—	—	20,302	20,302
Preferred Stock	—	1,140,733	—	1,140,733
Warrants (j)	—	—	101,872	101,872
Short-Term Investments (j)	11,712,087	—	—	11,712,087
Derivatives (k)
Credit Default Swap Contracts	—	470,118	—	470,118
Forward Foreign Currency Exchange Contracts	—	38,183	—	38,183
Total	$11,716,399	$130,854,060	$2,756,504	$145,326,963
Liabilities
Derivatives (k)
Credit Default Swap Contracts	$—	$(90,185)	—	$(90,185)
Forward Foreign Currency Exchange Contracts	—	(19,465)	—	(19,465)
Total	$—	$(109,650)	$—	$(109,650)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2013	$0	$0	$2,514,085	$289,546	$99,821	$2,903,452
Realized gain (loss)	(965,174)	—	—	44,875	—	(920,299)
Change in unrealized appreciation (depreciation)	965,174	0	74,546	(49,212)	2,051	992,559
Amortization premium/discount	—	—	7,993	—	—	7,993
Purchases	—	—	—	—	—	—
(Sales)	—	—	—	(227,201)	—	(227,201)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of September 30, 2014	$0	$0	$2,596,624	$58,008	$101,872	$2,756,504
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2014	$0	$0	$74,546	$(4,337)	$2,051	$72,260

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$	$37,707	Market Approach	EV/EBITDA Multiple	11.30
				Discount to public comparables	15%
				Discount for lack of marketability	15%
		$0	Asset Valuation	Book Value of Equity	0
Industrials		$0	Asset Valuation	Book Value of Equity	0
Materials		$20,302	Market Approach	EV/EBITDA Multiple	6.49
				Discount to Public Comparable	20%
				Discount for Lack of Marketability	25%
Warrants
Materials		$10,750	Black Scholes Option Pricing Model	Implied Volatility	30.6%
				Discount for Lack of Marketability	20%

		$91,121	Market Approach	EV/EBITDA Multiple	6.49
				Discount to Public Comparable	20%
				Discount for Lack of Marketability	25%
Loan Participations & Assignments
Senior Loans		$0	Market Approach	Evaluated Price	0
Corporate Bonds
Financials		$0	Asset Valuation	Book Value	0
Convertible Bonds
		$2,596,624	Convertible Bond Methodology	EV/EBITDA Multiple	6.49
				Discount to Public Comparable	20%
				Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$379,933	$—
Foreign Exchange Contracts	$—	$18,718

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Large Cap Value VIP
(formerly DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 4.5%
Hotels, Restaurants & Leisure 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,800	4,476,698
Media 3.5%
Comcast Corp. "A"	207,500	11,159,350
Starz "A"*	62,246	2,059,098
Walt Disney Co.	27,500	2,448,325

		15,666,773
Consumer Staples 8.1%
Beverages 3.0%
Molson Coors Brewing Co. "B"	59,100	4,399,404
PepsiCo, Inc.	92,500	8,610,825

		13,010,229
Food & Staples Retailing 1.0%
CVS Health Corp.	55,000	4,377,450
Household Products 3.2%
Colgate-Palmolive Co.	67,800	4,421,916
Energizer Holdings, Inc.	3,093	381,089
Procter & Gamble Co.	112,500	9,420,750

		14,223,755
Tobacco 0.9%
Altria Group, Inc.	90,000	4,134,600
Energy 11.3%
Energy Equipment & Services 0.7%
Oil States International, Inc.*	45,594	2,822,269
Oil, Gas & Consumable Fuels 10.6%
Apache Corp.	55,000	5,162,850
Devon Energy Corp.	80,500	5,488,490
EOG Resources, Inc.	44,100	4,366,782
EQT Corp.	45,896	4,201,320
Marathon Oil Corp.	116,100	4,364,199
Phillips 66	47,500	3,862,225
Pioneer Natural Resources Co.	28,700	5,653,039
Range Resources Corp.	78,055	5,292,909
SM Energy Co.	63,897	4,983,966
Suncor Energy, Inc.	6,212	224,564
Valero Energy Corp.	72,200	3,340,694

		46,941,038
Financials 24.6%
Banks 14.0%
Bank of America Corp.	350,000	5,967,500
CIT Group, Inc.	83,760	3,849,609
Citigroup, Inc.	227,500	11,789,050
East West Bancorp., Inc.	84,564	2,875,176
JPMorgan Chase & Co.	250,500	15,090,120
PNC Financial Services Group, Inc.	100,000	8,558,000
SVB Financial Group*	31,055	3,480,955
U.S. Bancorp.	75,000	3,137,250
Wells Fargo & Co.	135,000	7,002,450

		61,750,110
Capital Markets 2.9%
Charles Schwab Corp.	75,200	2,210,128
Franklin Resources, Inc.	90,000	4,914,900
The Goldman Sachs Group, Inc.	31,400	5,764,098

		12,889,126
Consumer Finance 2.5%
Capital One Financial Corp.	75,000	6,121,500
Discover Financial Services	79,492	5,118,490

		11,239,990
Insurance 5.2%
ACE Ltd.	20,000	2,097,400
Allstate Corp.	47,500	2,915,075
First American Financial Corp.	75,228	2,040,183
Hartford Financial Services Group, Inc.	87,352	3,253,862
PartnerRe Ltd.	6,833	750,879
Prudential Financial, Inc.	90,000	7,914,600
The Travelers Companies, Inc.	42,500	3,992,450

		22,964,449
Health Care 21.3%
Biotechnology 4.7%
Aegerion Pharmaceuticals, Inc.*	63,268	2,111,886
Alexion Pharmaceuticals, Inc.*	33,300	5,521,806
Celgene Corp.*	59,500	5,639,410
Medivation, Inc.*	44,093	4,359,475
Puma Biotechnology, Inc.*	12,700	3,029,839

		20,662,416
Health Care Equipment & Supplies 2.0%
C.R. Bard, Inc.	10,410	1,485,611
Medtronic, Inc.	117,500	7,279,125

		8,764,736
Health Care Providers & Services 6.7%
Cardinal Health, Inc.	82,500	6,180,900
DaVita HealthCare Partners, Inc.*	55,723	4,075,580
McKesson Corp.	20,600	4,010,202
UnitedHealth Group, Inc.	35,000	3,018,750
Universal Health Services, Inc. "B"	39,600	4,138,200
WellPoint, Inc.	70,000	8,373,400

		29,797,032
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	57,490	6,996,533
Pharmaceuticals 6.3%
Actavis PLC*	22,700	5,477,056
Allergan, Inc.	31,700	5,648,623
Eli Lilly & Co.	67,800	4,396,830
Mallinckrodt PLC*	87,800	7,915,170
Merck & Co., Inc.	74,300	4,404,504

		27,842,183
Industrials 6.0%
Aerospace & Defense 1.9%
Northrop Grumman Corp.	34,400	4,532,544
Raytheon Co.	37,500	3,810,750

		8,343,294
Industrial Conglomerates 0.7%
Danaher Corp.	35,000	2,659,300
General Electric Co.	6,442	165,044

		2,824,344
Road & Rail 2.4%
CSX Corp.	175,000	5,610,500
Kansas City Southern	42,118	5,104,702

		10,715,202
Trading Companies & Distributors 1.0%
W.W. Grainger, Inc.	17,700	4,454,205
Information Technology 13.8%
Communications Equipment 2.2%
Cisco Systems, Inc.	387,500	9,753,375
Electronic Equipment, Instruments & Components 0.5%
Tech Data Corp.*	36,163	2,128,554
IT Services 2.5%
Alliance Data Systems Corp.*	21,569	5,354,936
Vantiv, Inc. "A"*	178,700	5,521,830

		10,876,766
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	202,000	7,033,640
Software 1.3%
Microsoft Corp.	120,400	5,581,744
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	45,100	4,543,825
EMC Corp.	169,200	4,950,792
Hewlett-Packard Co.	140,000	4,965,800
NetApp, Inc.	125,291	5,382,501
SanDisk Corp.	57,200	5,602,740

		25,445,658
Materials 2.7%
Chemicals
Dow Chemical Co.	41,700	2,186,748
LyondellBasell Industries NV "A"	52,500	5,704,650
PPG Industries, Inc.	20,200	3,974,148

		11,865,546
Telecommunication Services 3.0%
Diversified Telecommunication Services
AT&T, Inc.	127,280	4,485,347
Verizon Communications, Inc.	178,475	8,921,965

		13,407,312
Utilities 3.3%
Electric Utilities 1.6%
Pinnacle West Capital Corp.	1,722	94,090
Southern Co.	164,719	7,189,984

		7,284,074
Gas Utilities 0.8%
UGI Corp.	98,700	3,364,683
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	108,115	4,026,203

Total Common Stocks (Cost $376,143,707)		435,663,987
Cash Equivalents 4.4%
Central Cash Management Fund, 0.05% (a) (Cost $19,408,360)	19,408,360	19,408,360

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $395,552,067) †	103.0	455,072,347
Other Assets and Liabilities, Net	(3.0)	(13,083,461)

Net Assets	100.0	441,988,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $396,714,706.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $58,357,641.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,137,184 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,779,543.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$435,663,987	$—	$—	$435,663,987
Short-Term Investments	19,408,360	—	—	19,408,360

Total	$455,072,347	$—	$—	$455,072,347

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Money Market VIP
(formerly DWS Money Market VIP)
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.3%
Banco del Estado de Chile, 0.24%, 11/4/2014	1,200,000	1,200,000
Bank of Montreal, 0.18%, 12/11/2014	2,000,000	2,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	1,250,000	1,250,000
0.25%, 2/17/2015	1,500,000	1,500,000
Canadian Imperial Bank of Commerce, 0.22%, 2/9/2015	1,000,000	1,000,017
China Construction Bank Corp., 0.35%, 10/20/2014	2,500,000	2,500,000
DNB Bank ASA, 0.23%, 10/9/2014	1,000,000	1,000,000
DZ Bank AG:
0.03%, 10/1/2014	1,000,000	1,000,000
0.27%, 11/7/2014	750,000	750,000
0.31%, 2/19/2015	1,800,000	1,800,000
Industrial & Commercial Bank of China Ltd., 0.36%, 10/2/2014	750,000	750,000
Sumitomo Mitsui Banking Corp., 0.11%, 10/7/2014	2,000,000	2,000,000
Svenska Handelsbanken AB, 0.19%, 1/8/2015	1,000,000	1,000,000
The Toronto-Dominion Bank, 0.295%, 7/13/2015	800,000	800,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	500,000	517,065

Total Certificates of Deposit and Bank Notes (Cost $19,067,082)		19,067,082
Commercial Paper 59.9%
Issued at Discount ** 48.6%
Albion Capital Corp. SA, 0.099%, 10/3/2014	4,000,000	3,999,973
Antalis U.S. Funding Corp., 144A, 0.099%, 10/3/2014	6,500,000	6,499,964
Apple, Inc., 0.22%, 6/17/2015	750,000	748,813
Bank Nederlandse Gemeenten, 0.255%, 10/20/2014	1,500,000	1,499,798
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	1,000,000	998,375
144A, 0.31%, 10/27/2014	750,000	749,832
144A, 0.32%, 12/17/2014	1,000,000	999,316
144A, 0.35%, 8/27/2015	500,000	498,396
Catholic Health Initiatives, 0.2%, 11/4/2014	2,000,000	1,999,622
Charta Corp., 144A, 0.2%, 11/6/2014	1,200,000	1,199,760
Chevron Corp., 144A, 0.13%, 1/8/2015	1,000,000	999,642
CNPC Finance HK Ltd.:
144A, 0.38%, 10/9/2014	500,000	499,958
144A, 0.4%, 11/3/2014	500,000	499,817
Coca-Cola Co., 0.13%, 11/18/2014	2,000,000	1,999,653
CPPIB Capital, Inc., 0.3%, 2/11/2015	750,000	749,169
Dexia Credit Local, 0.31%, 4/20/2015	1,500,000	1,497,404
DNB Bank ASA, 0.24%, 10/6/2014	1,750,000	1,749,942
Duke Energy Corp., 0.24%, 10/9/2014	550,000	549,971
Erste Abwicklungsanstalt:
144A, 0.165%, 11/18/2014	2,000,000	1,999,560
144A, 0.17%, 12/17/2014	1,000,000	999,636
General Electric Capital Corp., 0.23%, 2/11/2015	3,000,000	2,997,451
Hannover Funding Co., LLC:
0.18%, 10/3/2014	3,000,000	2,999,970
0.18%, 11/13/2014	500,000	499,892
Macquarie Bank Ltd., 144A, 0.24%, 12/8/2014	2,000,000	1,999,093
Manhattan Asset Funding Co., LLC, 144A, 0.18%, 12/2/2014	3,000,000	2,999,070
Matchpoint Master Trust:
0.1%, 10/1/2014	4,000,000	4,000,000
0.11%, 10/2/2014	4,000,000	3,999,988
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	800,000	798,252
Nestle Finance International Ltd., 0.19%, 2/11/2015	2,500,000	2,498,245
Nordea Bank AB, 0.22%, 11/12/2014	500,000	499,872
Old Line Funding LLC, 144A, 0.23%, 3/9/2015	1,500,000	1,498,476
Regency Markets No. 1 LLC, 144A, 0.12%, 10/3/2014	4,500,000	4,499,970
Roche Holdings, Inc., 144A, 0.165%, 1/26/2015	1,000,000	999,464
Schlumberger Investment SA:
144A, 0.12%, 10/31/2014	1,000,000	999,900
144A, 0.13%, 11/26/2014	1,000,000	999,798
Sinopec Century Bright Capital Investment Ltd.:
0.35%, 10/28/2014	1,000,000	999,737
0.35%, 11/14/2014	1,000,000	999,572
Standard Chartered Bank:
0.25%, 2/2/2015	1,500,000	1,498,708
0.28%, 11/3/2014	1,500,000	1,499,615
0.28%, 11/19/2014	1,500,000	1,499,428
Swedbank AB, 0.255%, 10/16/2014	1,300,000	1,299,862
United Overseas Bank Ltd., 0.26%, 1/5/2015	1,000,000	999,307
UnitedHealth Group, Inc.:
144A, 0.18%, 10/1/2014	3,000,000	3,000,000
144A, 0.2%, 10/6/2014	4,000,000	3,999,889
Victory Receivables Corp., 144A, 0.17%, 11/4/2014	3,000,000	2,999,518

		81,823,678
Issued at Par * 11.3%
ANZ New Zealand International Ltd., 144A, 0.213%, 1/12/2015	1,300,000	1,300,000
ASB Finance Ltd.:
144A, 0.243%, 5/22/2015	1,250,000	1,250,000
144A, 0.269%, 10/9/2014	1,250,000	1,249,998
Australia & New Zealand Banking Group Ltd., 144A, 0.333%, 8/18/2015	800,000	800,000
Banco del Estado de Chile, 0.23%, 3/5/2015	1,000,000	1,000,000
Bank of Nova Scotia, 0.27%, 1/13/2015	800,000	800,000
Bedford Row Funding Corp., 144A, 0.234%, 6/24/2015	1,250,000	1,250,000
BNZ International Funding Ltd.:
144A, 0.253%, 1/20/2015	1,250,000	1,250,000
144A, 0.259%, 2/2/2015	1,000,000	1,000,000
Caisse Centrale Desjardins, 144A, 0.235%, 1/26/2015	800,000	799,974
Canadian Imperial Bank of Commerce, 0.234%, 5/8/2015	500,000	500,000
Kells Funding LLC:
144A, 0.233%, 10/28/2014	1,200,000	1,200,000
144A, 0.238%, 1/27/2015	1,250,000	1,249,979
144A, 0.243%, 2/13/2015	2,000,000	2,000,066
Royal Bank of Canada, 0.25%, 12/11/2014	1,000,000	1,000,000
Wells Fargo Bank NA, 0.26%, 9/9/2015	1,000,000	1,000,000
Westpac Banking Corp., 144A, 0.223%, 2/19/2015	1,250,000	1,250,003

		18,900,020

Total Commercial Paper (Cost $100,723,698)		100,723,698
Short-Term Notes * 7.3%
Bank of Nova Scotia, 0.334%, 10/23/2015	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.33%, 8/18/2015	1,800,000	1,800,000
Commonwealth Bank of Australia, 144A, 0.243%, 7/10/2015	1,200,000	1,200,000
JPMorgan Chase Bank NA, 0.351%, 10/22/2015	1,000,000	1,000,000
Rabobank Nederland NV:
0.283%, 12/1/2014	1,500,000	1,500,000
0.307%, 7/6/2015	1,500,000	1,500,000
Svenska Handelsbanken AB, 144A, 0.311%, 10/3/2014	1,500,000	1,500,000
Wells Fargo Bank NA:
0.25%, 12/10/2014	1,000,000	1,000,000
0.254%, 6/16/2015	1,000,000	1,000,000
Westpac Banking Corp., 0.232%, 5/11/2015	800,000	800,000

Total Short-Term Notes (Cost $12,300,000)		12,300,000
Time Deposit 4.8%
Credit Agricole Corporate & Investment Bank, 0.06%, 10/1/2014 (Cost $8,000,000)	8,000,000	8,000,000
Government & Agency Obligations 5.3%
U.S. Government Sponsored Agencies 4.2%
Federal Farm Credit Bank:
0.113% *, 10/29/2014	500,000	500,006
0.134% *, 10/20/2014	1,000,000	1,000,003
Federal Home Loan Bank:
0.19%, 9/3/2015	500,000	499,918
0.2%, 9/17/2015	325,000	324,944
0.21%, 10/13/2015	500,000	499,855
0.25%, 10/2/2015	500,000	500,000
0.263%, 10/9/2015	575,000	575,000
Federal Home Loan Mortgage Corp.:
0.08% **, 11/26/2014	1,200,000	1,199,850
0.095% **, 10/2/2014	500,000	499,999
0.1% **, 10/24/2014	1,500,000	1,499,904

		7,099,479
U.S. Treasury Obligations 1.1%
U.S. Treasury Bill, 0.04% **, 3/19/2015	1,500,000	1,499,718
U.S. Treasury Note, 0.375%, 3/15/2015	300,000	300,446

		1,800,164

Total Government & Agency Obligations (Cost $8,899,643)		8,899,643
Municipal Investments 0.6%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.42% ***, 5/1/2048, LOC: Bank of China (Cost $1,000,000)	1,000,000	1,000,000
Repurchase Agreements 3.8%
BNP Paribas, 0.23%, dated 12/23/2013, to be repurchased at $1,503,028 on 11/4/2014 (a) (b)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.374%, dated 2/13/2014, to be repurchased at $1,254,740 on 2/13/2015 (a) (c)	1,250,000	1,250,000
JPMorgan Securities, Inc., 0.412%, dated 7/3/2014, to be repurchased at $2,505,151 on 12/30/2014 (a) (d)	2,500,000	2,500,000
Wells Fargo Bank, 0.4%, dated 8/6/2014, to be repurchased at $1,201,200 on 11/4/2014 (e)	1,200,000	1,200,000

Total Repurchase Agreements (Cost $6,450,000)		6,450,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,440,423) †	93.0	156,440,423
Other Assets and Liabilities, Net	7.0	11,855,865

Net Assets	100.0	168,296,288

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2014.

†	The cost for federal income tax purposes was $156,440,423.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,557	Bank of America Corp.	6.4	8/28/2017	4,043
7,606	CNH Equipment Trust	0.94	5/15/2017	7,955
1,207	Darden Restaurants, Inc.	6.45	10/15/2017	1,413
38,673	DIRECTV Holdings LLC	6.0	8/15/2040	44,063
1,357	Morgan Stanley	5.45	1/9/2017	1,507
1,390,923	Petrobras Global Finance BV	6.25	3/17/2024	1,469,738
10,069	SLM Student Loan Trust	0.755	11/25/2027	10,279
16,634	Synchrony Financial	3.0	8/15/2019	16,668
5,087	Time Warner Cable, Inc.	8.75	2/14/2019	6,519
10,608	Time Warner, Inc.	4.875	3/15/2020	11,751
3,407	Verizon Communications, Inc.	3.65	9/14/2018	3,609
707	Wachovia Capital Trust III	5.57	11/3/2014	688
Total Collateral Value				1,578,233

(c)	Collateralized by $1,260,000 Signet UK Finance PLC, 4.7%, maturing on 6/15/2024 with a value of $1,290,067.
(d)	Collateralized by $2,515,000 Signet UK Finance PLC, 4.7%, maturing on 6/15/2024 with a value of $2,575,015.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
834,098	BP Capital Markets PLC	2.5	11/6/2022	459,962
282,510	Ohio Edison Co.	8.25	10/15/2038	803,620
Total Collateral Value				1,263,582

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$149,990,423	$—	$149,990,423
Repurchase Agreements	—	6,450,000	—	6,450,000
Total	$—	$156,440,423	$—	$156,440,423

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Small Mid Cap Growth VIP
(formerly DWS Small Mid Cap Growth VIP)
Shares	Value ($)
Common Stocks 96.2%
Consumer Discretionary 20.4%
Auto Components 2.8%
American Axle & Manufacturing Holdings, Inc.*	91,630	1,536,635
Gentherm, Inc.*	35,063	1,480,711
Tenneco, Inc.*	32,782	1,714,826

		4,732,172
Hotels, Restaurants & Leisure 3.4%
Jack in the Box, Inc.	34,893	2,379,353
Life Time Fitness, Inc.* (a)	26,743	1,348,917
Panera Bread Co. "A"*	11,769	1,915,052

		5,643,322
Household Durables 2.2%
Jarden Corp.*	42,198	2,536,522
Ryland Group, Inc. (a)	33,224	1,104,366

		3,640,888
Leisure Products 1.4%
Polaris Industries, Inc.	15,641	2,342,866
Media 0.8%
Cinemark Holdings, Inc.	40,900	1,392,236
Specialty Retail 7.3%
Advance Auto Parts, Inc.	10,860	1,415,058
Ascena Retail Group, Inc.*	54,065	719,064
DSW, Inc. "A"	36,893	1,110,848
Outerwall, Inc.* (a)	24,026	1,347,859
Penske Automotive Group, Inc.	27,392	1,111,841
PetSmart, Inc. (a)	24,023	1,683,772
The Children's Place, Inc. (a)	30,409	1,449,293
Ulta Salon, Cosmetics & Fragrance, Inc.*	17,168	2,028,743
Urban Outfitters, Inc.*	37,243	1,366,818

		12,233,296
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	15,730	1,219,390
Hanesbrands, Inc.	26,726	2,871,441

		4,090,831
Consumer Staples 4.6%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	12,240	877,608
United Natural Foods, Inc.*	28,232	1,735,139

		2,612,747
Food Products 2.0%
Hain Celestial Group, Inc.*	19,720	2,018,342
The WhiteWave Foods Co.*	38,749	1,407,751

		3,426,093
Household Products 1.0%
Church & Dwight Co., Inc. (a)	23,957	1,680,823
Energy 5.9%
Energy Equipment & Services 3.0%
Dresser-Rand Group, Inc.*	14,011	1,152,545
Dril-Quip, Inc.*	16,577	1,481,984
Oceaneering International, Inc.	13,826	901,040
RPC, Inc.	64,292	1,411,852

		4,947,421
Oil, Gas & Consumable Fuels 2.9%
Diamondback Energy, Inc.*	22,072	1,650,544
Goodrich Petroleum Corp.* (a)	68,547	1,015,867
Oasis Petroleum, Inc.*	29,199	1,220,810
Western Refining, Inc.	24,105	1,012,169

		4,899,390
Financials 6.3%
Banks 2.1%
Signature Bank*	16,921	1,896,167
Talmer Bancorp., Inc. "A"	112,437	1,555,004

		3,451,171
Capital Markets 2.2%
Lazard Ltd. "A"	37,921	1,922,595
Oaktree Capital Group LLC	34,742	1,775,316

		3,697,911
Consumer Finance 2.0%
Encore Capital Group, Inc.*	33,531	1,485,759
Portfolio Recovery Associates, Inc.* (a)	36,933	1,929,010

		3,414,769
Health Care 17.2%
Biotechnology 5.4%
Alkermes PLC*	23,937	1,026,179
Cubist Pharmaceuticals, Inc.*	6,564	435,456
Isis Pharmaceuticals, Inc.*	35,226	1,367,826
Orexigen Therapeutics, Inc.* (a)	82,893	353,124
PTC Therapeutics, Inc.*	24,408	1,074,196
Puma Biotechnology, Inc.*	7,982	1,904,266
Retrophin, Inc.*	4,617	41,645
Spectrum Pharmaceuticals, Inc.*	142,448	1,159,527
Sunesis Pharmaceuticals, Inc.*	31,537	225,174
Synta Pharmaceuticals Corp.*	18,324	55,155
United Therapeutics Corp.*	11,159	1,435,605

		9,078,153
Health Care Equipment & Supplies 4.5%
HeartWare International, Inc.*	17,274	1,340,981
SurModics, Inc.*	67,578	1,227,216
Thoratec Corp.*	56,331	1,505,728
Zeltiq Aesthetics, Inc.*	153,314	3,469,496

		7,543,421
Health Care Providers & Services 5.8%
Catamaran Corp.*	33,508	1,412,362
Centene Corp.*	33,658	2,783,853
Kindred Healthcare, Inc.	68,707	1,332,916
Molina Healthcare, Inc.* (a)	39,939	1,689,420
Providence Service Corp.*	50,734	2,454,511

		9,673,062
Life Sciences Tools & Services 0.8%
PAREXEL International Corp.*	21,889	1,380,977
Pharmaceuticals 0.7%
Pacira Pharmaceuticals, Inc.*	11,034	1,069,415
Industrials 15.6%
Aerospace & Defense 1.5%
DigitalGlobe, Inc.*	28,773	820,031
HEICO Corp.	36,222	1,691,567

		2,511,598
Building Products 0.6%
Fortune Brands Home & Security, Inc.	23,791	978,048
Commercial Services & Supplies 0.7%
Team, Inc.*	31,684	1,201,140
Construction & Engineering 1.0%
Primoris Services Corp.	63,365	1,700,717
Electrical Equipment 2.5%
Acuity Brands, Inc.	9,303	1,095,056
AZZ, Inc.	33,136	1,384,091
Thermon Group Holdings, Inc.* (a)	66,255	1,617,947

		4,097,094
Machinery 5.9%
Altra Industrial Motion Corp.	52,647	1,535,187
Chart Industries, Inc.* (a)	19,919	1,217,648
Manitowoc Co., Inc.	77,759	1,823,449
Middleby Corp.*	20,839	1,836,541
Trinity Industries, Inc.	31,070	1,451,590
WABCO Holdings, Inc.*	22,322	2,030,186

		9,894,601
Professional Services 0.8%
TriNet Group, Inc.*	50,894	1,310,521
Road & Rail 1.1%
Swift Transportation Co.*	85,691	1,797,797
Trading Companies & Distributors 1.5%
NOW, Inc.* (a)	26,570	807,994
United Rentals, Inc.*	14,857	1,650,612

		2,458,606
Information Technology 19.4%
Communications Equipment 2.3%
Harris Corp.	30,982	2,057,204
Palo Alto Networks, Inc.*	17,538	1,720,478

		3,777,682
Electronic Equipment, Instruments & Components 2.1%
Cognex Corp.*	49,012	1,973,713
IPG Photonics Corp.*	21,682	1,491,288

		3,465,001
Internet Software & Services 1.7%
Cornerstone OnDemand, Inc.*	27,662	951,849
CoStar Group, Inc.*	12,153	1,890,278

		2,842,127
IT Services 5.1%
Cardtronics, Inc.*	64,591	2,273,603
MAXIMUS, Inc.	49,328	1,979,533
VeriFone Systems, Inc.*	60,326	2,074,008
Virtusa Corp.*	64,168	2,281,814

		8,608,958
Semiconductors & Semiconductor Equipment 1.2%
Advanced Energy Industries, Inc.*	50,185	942,976
Ultra Clean Holdings, Inc.*	115,426	1,033,063

		1,976,039
Software 5.7%
Aspen Technology, Inc.*	39,440	1,487,677
PTC, Inc.*	65,897	2,431,599
Splunk, Inc.*	26,410	1,462,058
Tyler Technologies, Inc.*	25,451	2,249,868
Ultimate Software Group, Inc.*	12,959	1,833,828

		9,465,030
Technology Hardware, Storage & Peripherals 1.3%
Western Digital Corp.	23,146	2,252,569
Materials 5.0%
Chemicals 1.7%
A. Schulman, Inc.	33,779	1,221,449
Minerals Technologies, Inc.	26,308	1,623,467

		2,844,916
Construction Materials 1.5%
Eagle Materials, Inc.	23,577	2,400,846
Containers & Packaging 0.5%
Crown Holdings, Inc.*	19,200	854,784
Metals & Mining 1.3%
Constellium NV "A"*	61,344	1,509,676
Haynes International, Inc.	15,660	720,203

		2,229,879
Telecommunication Services 1.8%
Diversified Telecommunication Services 0.7%
inContact, Inc.*	139,498	1,212,935
Wireless Telecommunication Services 1.1%
SBA Communications Corp. "A"*	15,663	1,737,027

Total Common Stocks (Cost $118,969,645)		160,568,879

Exchange-Traded Fund 1.1%
SPDR S&P Biotech (a) (Cost $1,281,708)	11,388	1,776,186
Warrants 0.1%
Health Care
Sunesis Pharmaceuticals, Inc.
Series A, Expiration Date 3/31/2016*	31,537	93,034
Series B, Expiration Date 3/31/2016*	31,537	81,996

Total Warrants (Cost $86,096)		175,030
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $12,959,027)	12,959,027	12,959,027
Cash Equivalents 2.6%
Central Cash Management Fund, 0.05% (b) (Cost $4,421,299)	4,421,299	4,421,299

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $137,717,775) †	107.8	179,900,421
Other Assets and Liabilities, Net	(7.8)	(13,044,503)

Net Assets	100.0	166,855,918

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $137,972,781.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $41,927,640.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,455,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,528,140.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $12,366,628, which is 7.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$160,568,879	$—	$—	$160,568,879
Exchange-Traded Fund	1,776,186	—	—	1,776,186
Warrants	175,030	—	—	175,030
Short-Term Investments (d)	17,380,326	—	—	17,380,326

Total	$179,900,421	$—	$—	$179,900,421

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Small Mid Cap Value VIP
(formerly DWS Small Mid Cap Value VIP)
	Shares	Value ($)
Common Stocks 96.2%
Consumer Discretionary 13.4%
Auto Components 2.2%
Visteon Corp.*	50,570	4,917,932
Diversified Consumer Services 1.4%
Ascent Capital Group, Inc. "A"*	51,303	3,088,441
Hotels, Restaurants & Leisure 1.6%
The Wendy's Co.	421,696	3,483,209
Household Durables 3.8%
Newell Rubbermaid, Inc.	245,170	8,436,300
Media 1.2%
Scripps Networks Interactive, Inc. "A"	35,104	2,741,271
Specialty Retail 1.8%
Ross Stores, Inc.	52,295	3,952,456
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	28,238	3,033,891
Consumer Staples 1.5%
Food Products
Ingredion, Inc.	44,809	3,396,074
Energy 7.0%
Energy Equipment & Services 3.4%
Superior Energy Services, Inc.	124,276	4,084,952
TETRA Technologies, Inc.*	316,162	3,420,873

		7,505,825
Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy Co.	29,351	3,713,782
QEP Resources, Inc.	140,350	4,319,973

		8,033,755
Financials 16.2%
Banks 4.8%
Capital Bank Financial Corp. "A"*	150,950	3,604,686
First Republic Bank	74,593	3,683,402
Investors Bancorp., Inc.	333,621	3,379,581

		10,667,669
Capital Markets 2.6%
Lazard Ltd. "A"	114,296	5,794,807
Consumer Finance 1.7%
Synchrony Financial*	152,057	3,732,999
Insurance 5.6%
CNO Financial Group, Inc.	368,608	6,251,592
PartnerRe Ltd.	21,600	2,373,624
Reinsurance Group of America, Inc.	46,427	3,720,195

		12,345,411
Real Estate Investment Trusts 1.5%
Plum Creek Timber Co., Inc. (REIT)	86,738	3,383,650
Health Care 7.2%
Health Care Equipment & Supplies 2.2%
CareFusion Corp.*	104,820	4,743,105
Health Care Providers & Services 3.7%
HealthSouth Corp.	131,013	4,834,379
Omnicare, Inc.	55,065	3,428,347

		8,262,726
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	65,050	2,836,180
Industrials 22.5%
Aerospace & Defense 1.6%
Curtiss-Wright Corp.	53,300	3,513,536
Air Freight & Logistics 1.5%
Forward Air Corp.	77,160	3,459,083
Building Products 1.9%
Owens Corning, Inc.	130,702	4,149,789
Commercial Services & Supplies 3.5%
Covanta Holding Corp.	186,540	3,958,379
The Brink's Co.	158,544	3,811,398

		7,769,777
Electrical Equipment 2.0%
The Babcock & Wilcox Co.	158,183	4,380,087
Machinery 8.5%
Harsco Corp.	220,691	4,724,994
ITT Corp.	78,773	3,540,059
Snap-on, Inc.	25,653	3,106,065
Stanley Black & Decker, Inc.	39,090	3,470,801
Xylem, Inc.	111,667	3,963,062

		18,804,981
Marine 1.6%
Kirby Corp.*	29,551	3,482,585
Trading Companies & Distributors 1.9%
AerCap Holdings NV*	104,598	4,278,058
Information Technology 18.2%
Communications Equipment 3.0%
Harris Corp.	49,741	3,302,802
Juniper Networks, Inc.	144,586	3,202,580

		6,505,382
Electronic Equipment, Instruments & Components 5.4%
Belden, Inc.	62,616	4,008,676
Dolby Laboratories, Inc. "A"*	98,179	4,102,900
Zebra Technologies Corp. "A"*	54,513	3,868,788

		11,980,364
IT Services 5.7%
Convergys Corp.	271,794	4,843,369
Global Payments, Inc.	57,321	4,005,592
NeuStar, Inc. "A"*	150,621	3,739,919

		12,588,880
Software 4.1%
ACI Worldwide, Inc.*	161,979	3,038,726
Verint Systems, Inc.*	109,912	6,112,207

		9,150,933
Materials 9.9%
Chemicals 5.3%
Ashland, Inc.	44,523	4,634,844
Celanese Corp. "A"	60,868	3,561,995
Cytec Industries, Inc.	74,486	3,522,443

		11,719,282
Containers & Packaging 2.9%
Sealed Air Corp.	184,770	6,444,778
Metals & Mining 1.7%
Materion Corp.	125,567	3,851,140
Utilities 0.3%
Electric Utilities 0.1%
Northeast Utilities	5,176	229,297
Gas Utilities 0.1%
UGI Corp.	6,602	225,062
Multi-Utilities 0.1%
CMS Energy Corp.	7,798	231,289

Total Common Stocks (Cost $190,915,222)		213,120,004
Cash Equivalents 3.9%
Central Cash Management Fund, 0.05% (a) (Cost $8,506,379)	8,506,379	8,506,379

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,421,601) †	100.1	221,626,383
Other Assets and Liabilities, Net	(0.1)	(145,362)

Net Assets	100.0	221,481,021

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $199,421,601.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $22,204,782.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,362,173 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,157,391.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$213,120,004	$—	$—	$213,120,004
Short-Term Investments	8,506,379	—	—	8,506,379
Total	$221,626,383	$—	$—	$221,626,383

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)
Deutsche Unconstrained Income VIP
(formerly DWS Unconstrained Income VIP)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 52.2%
Consumer Discretionary 6.0%
Ally Financial, Inc., 8.3%, 2/12/2015		135,000	137,700
AMC Entertainment, Inc., 5.875%, 2/15/2022		30,000	30,225
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,350
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	72,800
7.0%, 5/20/2022		60,000	62,850
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	27,600
APX Group, Inc.:
8.75%, 12/1/2020 (b)		5,000	4,550
144A, 8.75%, 12/1/2020		20,000	18,200
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		85,000	90,950
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	47,700
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	47,750
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		30,000	29,775
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		40,000	39,800
5.165%, 8/1/2044		50,000	48,958
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	67,437
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	26,250
Cablevision Systems Corp.:
5.875%, 9/15/2022		15,000	14,513
8.0%, 4/15/2020		10,000	11,000
CCO Holdings LLC:
6.5%, 4/30/2021		120,000	125,100
7.0%, 1/15/2019		20,000	20,775
7.25%, 10/30/2017		90,000	93,262
7.375%, 6/1/2020		10,000	10,575
8.125%, 4/30/2020		25,000	26,406
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		89,000	85,106
144A, 6.375%, 9/15/2020		160,000	164,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,188
Series A, 7.625%, 3/15/2020		20,000	20,600
Series B, 7.625%, 3/15/2020		185,000	191,937
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,963
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	60,087
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		75,000	72,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		65,000	66,625
Delphi Corp., 5.0%, 2/15/2023		40,000	42,840
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	40,100
5.0%, 3/15/2023		50,000	47,969
6.625%, 10/1/2014		65,000	65,000
6.75%, 6/1/2021		10,000	10,750
7.125%, 2/1/2016		155,000	164,300
General Motors Financial Co., Inc., 3.25%, 5/15/2018		15,000	15,075
Getty Images, Inc., 144A, 7.0%, 10/15/2020		50,000	36,875
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		40,000	38,700
Harron Communications LP, 144A, 9.125%, 4/1/2020		60,000	65,400
Hertz Corp., 6.75%, 4/15/2019		50,000	51,563
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	21,400
iHeartCommunications, Inc.:
9.0%, 12/15/2019		70,000	70,525
11.25%, 3/1/2021		40,000	42,600
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		15,000	15,188
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		25,000	23,250
L Brands, Inc., 7.0%, 5/1/2020		20,000	22,200
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		5,000	4,975
144A, 7.0%, 9/1/2020		50,000	53,125
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	30,900
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		5,000	4,944
6.375%, 4/1/2023		65,000	66,300
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,000
MGM Resorts International:
6.75%, 10/1/2020		76,000	80,940
8.625%, 2/1/2019		85,000	95,846
Numericable Group SA, 144A, 4.875%, 5/15/2019		70,000	69,125
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		35,000	36,575
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	29,775
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	59,262
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	14,475
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		70,000	75,250
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	36,925
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		30,000	30,375
Springs Industries, Inc., 6.25%, 6/1/2021		35,000	34,300
Starz LLC, 5.0%, 9/15/2019		25,000	25,250
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	39,000
Time Warner Cable, Inc., 7.3%, 7/1/2038		35,000	47,597
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		6,912	6,912
UCI International, Inc., 8.625%, 2/15/2019		20,000	19,294
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		25,000	26,781
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	32,625
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		20,000	19,550

			3,486,468
Consumer Staples 2.0%
Big Heart Pet Brands, 7.625%, 2/15/2019		55,000	54,587
Chiquita Brands International, Inc., 7.875%, 2/1/2021		24,000	25,920
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		35,000	33,863
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	89,462
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		70,000	71,400
144A, 7.75%, 10/28/2020		200,000	212,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		80,000	84,000
144A, 8.25%, 2/1/2020		25,000	26,625
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	105,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	47,025
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		15,000	14,213
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		235,000	239,112
6.875%, 2/15/2021		100,000	105,500
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		15,000	13,875
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	31,650
The WhiteWave Foods Co., 5.375%, 10/1/2022		15,000	15,150

			1,170,382
Energy 8.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		55,000	58,575
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	149,800
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		15,000	13,744
144A, 7.125%, 11/1/2020		30,000	27,450
Antero Resources Corp., 144A, 5.125%, 12/1/2022		25,000	24,313
Antero Resources Finance Corp., 5.375%, 11/1/2021		15,000	14,925
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		15,000	14,625
144A, 5.625%, 6/1/2024		15,000	14,400
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		30,000	29,100
6.75%, 11/1/2020		140,000	141,400
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		95,000	96,187
8.625%, 10/15/2020		35,000	36,400
California Resources Corp.:
144A, 5.5%, 9/15/2021 (c)		25,000	25,375
144A, 6.0%, 11/15/2024 (c)		5,000	5,138
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	20,500
Chesapeake Energy Corp., 3.484% **, 4/15/2019		40,000	40,100
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		15,000	14,775
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		20,000	20,050
7.75%, 4/1/2019		65,000	68,087
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	80,812
Ecopetrol SA, 5.875%, 5/28/2045		450,000	455,625
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		75,000	77,250
EP Energy LLC:
6.875%, 5/1/2019		60,000	62,550
7.75%, 9/1/2022		40,000	42,300
9.375%, 5/1/2020		25,000	27,250
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	144,900
EXCO Resources, Inc., 8.5%, 4/15/2022		10,000	9,500
Halcon Resources Corp.:
8.875%, 5/15/2021		110,000	108,350
9.75%, 7/15/2020		80,000	81,400
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		25,000	24,063
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	20,600
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		200,000	219,300
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		25,000	22,188
Kinder Morgan, Inc., 7.25%, 6/1/2018		55,000	62,494
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		60,000	60,600
Linn Energy LLC, 6.25%, 11/1/2019		95,000	92,744
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		40,000	41,000
144A, 7.0%, 3/31/2024		75,000	77,625
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		25,000	24,438
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		85,000	83,725
10.75%, 10/1/2020		85,000	88,187
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		40,000	41,700
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	91,350
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	26,062
6.875%, 3/15/2022		60,000	63,300
6.875%, 1/15/2023		25,000	26,312
7.25%, 2/1/2019		40,000	41,750
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	211,500
Offshore Group Investment Ltd., 7.5%, 11/1/2019		20,000	18,550
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		250,000	271,875
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		200,000	182,000
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		300,000	200,250
Regency Energy Partners LP:
5.0%, 10/1/2022		15,000	14,775
5.875%, 3/1/2022		5,000	5,200
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		15,000	15,094
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		105,000	107,887
Samson Investment Co., 9.75%, 2/15/2020 (b)		20,000	18,150
SandRidge Energy, Inc., 7.5%, 3/15/2021		105,000	102,375
SESI LLC:
6.375%, 5/1/2019		40,000	41,600
7.125%, 12/15/2021		115,000	127,075
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		5,000	4,913
Seventy Seven Operating LLC, 6.625%, 11/15/2019		25,000	25,687
Swift Energy Co., 7.875%, 3/1/2022		55,000	55,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	61,800
Tesoro Corp., 4.25%, 10/1/2017		35,000	35,875
Transocean, Inc., 3.8%, 10/15/2022		145,000	133,080
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	19,525
Whiting Petroleum Corp., 5.0%, 3/15/2019		40,000	41,100
WPX Energy, Inc.:
5.25%, 1/15/2017		40,000	41,600
5.25%, 9/15/2024		15,000	14,550

			4,761,780
Financials 10.1%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	216,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	194,020
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		200,000	201,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	400,000	156,062
Barclays Bank PLC, 7.625%, 11/21/2022		400,000	429,850
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	168,000
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	241,875
CIT Group, Inc.:
3.875%, 2/19/2019		145,000	142,462
5.0%, 5/15/2017		80,000	82,000
5.25%, 3/15/2018		90,000	92,700
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	215,760
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	541,350
E*TRADE Financial Corp., 6.75%, 6/1/2016		130,000	136,825
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		75,000	74,574
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	198,000
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	109,187	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		110,000	115,786
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	64,512
5.75%, 5/15/2016		20,000	20,900
6.25%, 5/15/2019		50,000	53,575
8.625%, 9/15/2015		40,000	42,304
8.75%, 3/15/2017		120,000	133,800
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		290,000	282,557
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		250,000	253,125
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	224,407
Morgan Stanley:
4.35%, 9/8/2026		65,000	63,883
Series H, 5.45%, 7/29/2049		20,000	19,850
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	48,038
(REIT), 6.875%, 5/1/2021		50,000	53,500
Navient LLC, 5.5%, 1/25/2023		125,000	120,156
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,000
144A, 5.875%, 3/15/2022		45,000	47,813
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		130,000	132,275
Popular, Inc., 7.0%, 7/1/2019		20,000	20,100
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	105,589
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		179,867	170,424
Societe Generale SA, 144A, 7.875%, 12/29/2049		60,000	60,000
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		35,000	35,508
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		200,000	208,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		250,000	243,375
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	185,500

			5,821,955
Health Care 2.9%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		15,000	15,488
7.75%, 2/15/2019		85,000	89,037
Biomet, Inc.:
6.5%, 8/1/2020		55,000	58,300
6.5%, 10/1/2020		15,000	15,750
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	190,087
144A, 5.125%, 8/1/2021		5,000	4,988
144A, 6.875%, 2/1/2022		30,000	31,200
7.125%, 7/15/2020		60,000	63,600
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		70,000	63,787
Endo Finance LLC:
144A, 5.375%, 1/15/2023		35,000	33,425
144A, 5.75%, 1/15/2022		35,000	34,563
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	36,844
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,950
HCA, Inc.:
6.5%, 2/15/2020		210,000	229,425
7.5%, 2/15/2022		80,000	90,000
Hologic, Inc., 6.25%, 8/1/2020		30,000	30,900
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		35,000	35,438
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		75,000	70,125
Mylan, Inc., 5.4%, 11/29/2043		60,000	63,590
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		55,000	57,337
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		48,000	51,360
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	32,475
Tenet Healthcare Corp., 6.25%, 11/1/2018		80,000	85,000
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		35,000	35,963
144A, 6.75%, 8/15/2018		70,000	73,850
144A, 7.5%, 7/15/2021		140,000	149,800

			1,664,282
Industrials 5.0%
ADT Corp.:
3.5%, 7/15/2022		20,000	17,300
4.125%, 4/15/2019		5,000	4,900
6.25%, 10/15/2021 (b)		25,000	25,875
Armored Autogroup, Inc., 9.25%, 11/1/2018		60,000	61,500
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		40,000	39,700
BE Aerospace, Inc., 6.875%, 10/1/2020		25,000	26,688
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	55,687
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		20,000	19,950
144A, 5.75%, 3/15/2022		55,000	54,725
144A, 6.0%, 10/15/2022		35,000	34,825
144A, 7.75%, 3/15/2020		45,000	49,059
Casella Waste Systems, Inc., 7.75%, 2/15/2019		80,000	80,200
Covanta Holding Corp., 5.875%, 3/1/2024		30,000	30,000
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		35,000	37,363
Darling Ingredients, Inc., 5.375%, 1/15/2022		30,000	30,225
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,000
Ducommun, Inc., 9.75%, 7/15/2018		65,000	70,281
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	205,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		65,000	66,300
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	150,619
Garda World Security Corp., 144A, 7.25%, 11/15/2021		45,000	44,775
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	28,200
GenCorp, Inc., 7.125%, 3/15/2021		80,000	86,200
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	205,090
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	52,250
7.125%, 3/15/2021		10,000	10,775
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,094
Meritor, Inc.:
6.25%, 2/15/2024		30,000	30,300
6.75%, 6/15/2021		40,000	41,600
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		110,000	104,500
8.125%, 2/15/2019		75,000	70,500
Nortek, Inc., 8.5%, 4/15/2021		75,000	80,625
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.625%, 10/1/2022		195,220	201,077
Oshkosh Corp., 5.375%, 3/1/2022		22,500	22,613
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		40,000	38,000
144A, 6.5%, 2/1/2022		20,000	19,000
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		40,000	40,000
6.75%, 12/15/2020		75,000	79,125
Titan International, Inc., 6.875%, 10/1/2020		90,000	88,200
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		40,000	39,500
144A, 6.5%, 7/15/2024		25,000	24,906
7.5%, 7/15/2021		125,000	133,437
Triumph Group, Inc., 5.25%, 6/1/2022		20,000	19,700
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	62,550
7.375%, 5/15/2020		95,000	100,937
7.625%, 4/15/2022		95,000	103,312
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,125
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		15,000	15,488

			2,878,576
Information Technology 2.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,563
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		130,000	135,200
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		25,000	25,625
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	62,400
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		40,000	36,800
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		20,000	19,700
CDW LLC:
6.0%, 8/15/2022		30,000	31,125
8.5%, 4/1/2019		37,000	39,220
EarthLink Holdings Corp., 7.375%, 6/1/2020		30,000	30,765
Entegris, Inc., 144A, 6.0%, 4/1/2022		20,000	20,300
Equinix, Inc.:
5.375%, 4/1/2023		105,000	103,950
7.0%, 7/15/2021		40,000	42,850
First Data Corp.:
144A, 6.75%, 11/1/2020		72,000	76,320
144A, 7.375%, 6/15/2019		45,000	47,367
144A, 8.75%, 1/15/2022 (PIK)		60,000	63,600
144A, 8.875%, 8/15/2020		85,000	91,162
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		40,000	40,600
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		70,000	74,375
7.625%, 6/15/2021		40,000	43,600
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	33,000
NCR Corp.:
5.875%, 12/15/2021		10,000	10,225
6.375%, 12/15/2023		20,000	20,950
NXP BV, 144A, 3.75%, 6/1/2018		35,000	34,387
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	4,900
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	202,162
Ymobile Corp., 144A, 8.25%, 4/1/2018		60,000	63,300

			1,369,446
Materials 5.9%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	246,607
Ashland, Inc., 3.875%, 4/15/2018		20,000	20,050
Berry Plastics Corp., 5.5%, 5/15/2022		60,000	57,750
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	208,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		20,000	19,400
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	206,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		40,000	39,500
Cliffs Natural Resources, Inc., 4.2%, 1/15/2018		115,000	98,900
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,500
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		40,000	43,050
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		70,000	70,700
144A, 7.0%, 2/15/2021		70,000	70,962
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		55,000	55,412
144A, 8.25%, 11/1/2019		45,000	46,519
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	207,940
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		110,000	108,868
Greif, Inc., 7.75%, 8/1/2019		195,000	221,325
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		200,000	202,222
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		70,000	70,350
8.875%, 2/1/2018		60,000	61,125
Huntsman International LLC:
8.625%, 3/15/2020		60,000	63,300
8.625%, 3/15/2021		25,000	27,000
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	33,800
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,100
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	121,325
Novelis, Inc., 8.75%, 12/15/2020		215,000	229,781
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		30,000	32,100
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		72,000	72,720
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		40,000	40,600
Polymer Group, Inc., 7.75%, 2/1/2019		49,000	50,715
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	46,125
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	32,400
144A, 8.375%, 9/15/2021		30,000	33,300
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		30,000	28,800
Tronox Finance LLC, 6.375%, 8/15/2020		30,000	30,113
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		300,000	286,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		15,000	15,244
144A, 5.625%, 10/1/2024		5,000	5,125
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		120,000	119,456

			3,378,184
Telecommunication Services 6.9%
B Communications Ltd., 144A, 7.375%, 2/15/2021		35,000	37,231
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	15,473
Series W, 6.75%, 12/1/2023		35,000	37,538
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		235,000	247,925
8.75%, 3/15/2018		171,000	177,413
CommScope, Inc., 144A, 5.0%, 6/15/2021		35,000	34,300
CPI International, Inc., 8.75%, 2/15/2018		45,000	46,575
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		35,000	34,930
144A, 8.25%, 9/30/2020		305,000	314,180
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	305,640
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		20,000	19,800
6.875%, 1/15/2025 (b)		20,000	19,750
7.125%, 1/15/2023		200,000	204,000
8.25%, 4/15/2017		62,000	68,820
8.5%, 4/15/2020		20,000	22,200
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		55,000	52,525
7.25%, 10/15/2020		195,000	206,212
7.5%, 4/1/2021		215,000	229,512
Intelsat Luxembourg SA:
7.75%, 6/1/2021		95,000	96,781
8.125%, 6/1/2023		10,000	10,425
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,675
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		90,000	88,650
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		20,000	20,600
7.0%, 6/1/2020		75,000	79,031
8.125%, 7/1/2019		75,000	79,875
8.625%, 7/15/2020		50,000	54,125
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	66,788
7.875%, 9/1/2018		75,000	77,963
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	190,500
SBA Communications Corp., 5.625%, 10/1/2019		30,000	30,450
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		40,000	43,750
144A, 9.0%, 11/15/2018		175,000	202,125
Sprint Corp., 144A, 7.125%, 6/15/2024		200,000	201,500
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		15,000	15,075
tw telecom holdings, Inc.:
5.375%, 10/1/2022		40,000	43,000
6.375%, 9/1/2023		35,000	39,200
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		30,000	32,100
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		10,000	10,675
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	31,275
Windstream Corp.:
6.375%, 8/1/2023		40,000	38,600
7.5%, 4/1/2023		75,000	76,875
7.75%, 10/15/2020		20,000	21,050
7.75%, 10/1/2021		55,000	58,575
7.875%, 11/1/2017		205,000	227,550
8.125%, 9/1/2018		70,000	72,975

			3,994,212
Utilities 2.7%
AES Corp.:
3.234% **, 6/1/2019		20,000	19,700
8.0%, 10/15/2017		2,000	2,245
8.0%, 6/1/2020		175,000	200,812
Calpine Corp.:
5.375%, 1/15/2023		35,000	33,862
5.75%, 1/15/2025		35,000	33,994
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		100,000	85,000
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		200,000	209,750
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		200,000	209,744
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	152,794
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		30,000	29,400
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		100,000	100,250
7.875%, 5/15/2021		30,000	32,250
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		500,000	434,375
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		30,000	29,700

			1,573,876

Total Corporate Bonds (Cost $29,833,998)			30,099,161
Asset-Backed 1.3%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		50,152	50,027
Miscellaneous 1.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.883% **, 1/17/2024		250,000	250,182
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		144,938	153,077
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		279,864	276,370

			679,629

Total Asset-Backed (Cost $723,402)			729,656
Commercial Mortgage-Backed Securities 2.1%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	316,617
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.154% **, 3/15/2018		80,000	80,224
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	153,763
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 4.98% **, 2/11/2036		500,000	494,416
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.275% **, 12/15/2044		133,806	138,445

Total Commercial Mortgage-Backed Securities (Cost $1,124,227)			1,183,465
Collateralized Mortgage Obligations 3.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.679% **, 2/25/2034		98,215	98,252
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.949% **, 12/25/2035		122,144	123,497
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		83,147	85,929
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,151,588	114,102
"ZG", Series 4213, 3.5%, 6/15/2043		100,620	97,554
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		37,205	1,294
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		414,059	54,427
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		108,426	10,825
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		172,493	16,293
"JS", Series 3572, Interest Only, 6.646% ***, 9/15/2039		659,244	100,031
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		69,680	5,554
"PI", Series 2006-20, Interest Only, 6.526% ***, 11/25/2030		399,633	65,328
"SI", Series 2007-23, Interest Only, 6.616% ***, 3/25/2037		261,739	35,087
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		261,530	256,129
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		348,022	63,214
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		350,951	60,860
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		326,382	61,758
"AI", Series 2007-38, Interest Only, 6.306% ***, 6/16/2037		89,972	13,708
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.646% **, 4/25/2036		283,621	261,920
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.57% **, 10/25/2033		73,506	74,205
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 2.612% **, 12/25/2034		108,048	108,531

Total Collateralized Mortgage Obligations (Cost $1,562,572)			1,708,498
Government & Agency Obligations 12.6%
Other Government Related (d) 0.6%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	198,500
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	179,000

			377,500
Sovereign Bonds 5.2%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	103,411
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	111
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	147,929
Republic of Costa Rica, 144A, 4.25%, 1/26/2023		200,000	184,500
Republic of Croatia, 144A, 6.75%, 11/5/2019		400,000	441,000
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	75,000
144A, 7.65%, 6/15/2035		200,000	212,500
Republic of Hungary:
4.0%, 3/25/2019		200,000	204,000
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	52,864
Republic of Paraguay, 144A, 6.1%, 8/11/2044		100,000	105,500
Republic of Singapore, 3.375%, 9/1/2033	SGD	796,000	661,341
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	213,750
144A, 5.5%, 10/26/2022		100,000	108,625
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	550,000	49,550
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,000
Republic of Turkey, 7.1%, 3/8/2023	TRY	200,000	74,674
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	1,300,000	96,142
Series M 20, 8.5%, 5/31/2029	MXN	650,000	57,043

			2,990,940
U.S. Government Sponsored Agencies 2.5%
Federal National Mortgage Association, 2.625%, 9/6/2024		716,000	705,121
Tennessee Valley Authority, 2.875%, 9/15/2024		716,000	710,621

			1,415,742
U.S. Treasury Obligations 4.3%
U.S. Treasury Bills:
0.03% ****, 12/11/2014 (e)		57,000	56,998
0.035% ****, 2/12/2015 (e)		254,000	253,981
0.055% ****, 12/11/2014 (e)		150,000	149,996
U.S. Treasury Bonds:
3.375%, 5/15/2044		106,000	109,445
3.625%, 2/15/2044		101,000	109,143
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)		500,000	504,063
1.0%, 9/30/2016		500,000	503,750
1.5%, 5/31/2019		232,600	230,183
1.625%, 6/30/2019		109,000	108,421
1.625%, 7/31/2019		250,000	248,438
2.375%, 8/15/2024		211,000	208,560

			2,482,978

Total Government & Agency Obligations (Cost $7,295,128)			7,267,160
Loan Participations and Assignments 4.8%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		104,738	103,847
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		59,397	58,859
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		68,600	68,175
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		192,015	190,826
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		48,882	48,436
CSC Holdings, Inc., Term Loan B, 2.65%, 4/17/2020		111,721	108,754
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		28,946	28,500
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		69,825	69,157
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	219,966
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		246,875	244,190
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		54,313	53,525
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		256,052	255,046
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		117,528	115,478
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		117,144	114,990
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		89,147	89,147
Term Loan B2, 4.25%, 8/7/2019		333,200	333,340
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		89,100	86,929
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		175,000	169,531
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		41,157	41,080
Term Loan B, 4.25%, 11/13/2018		132,532	132,101
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		137,133	135,837
Term Loan B, 3.75%, 12/11/2019		115,706	114,548

Total Loan Participations and Assignments (Cost $2,812,684)			2,782,262
Municipal Bonds and Notes 1.6%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		145,000	167,346
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	320,370
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	158,887
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	283,249

Total Municipal Bonds and Notes (Cost $850,343)			929,852
Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $119,587)		120,175	240,446
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $60,074)		95,000	84,550

		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)		1	3,728
Trump Entertainment Resorts, Inc.*		6	0

			3,728
Industrials 0.0%
Congoleum Corp.*		2,500	0
Quad Graphics, Inc.		24	462

			462
Materials 0.0%
GEO Specialty Chemicals, Inc.*		2,058	1,581

Total Common Stocks (Cost $25,217)			5,771
Preferred Stock 0.2%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $85,127)		89	89,528
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		11,138	8,471
Hercules Trust II, Expiration Date 3/31/2029*		85	831

Total Warrants (Cost $17,432)			9,302
Exchange-Traded Fund 5.0%
SPDR Barclays Convertible Securities (Cost $2,777,628)		58,300	2,894,595

		Contract Amount	Value ($)

Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		1,300,000	23,157
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	28,311
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	23,099

Total Call Options Purchased (Cost $191,320)			74,567
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	14,623
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	16,721

Total Put Options Purchased (Cost $98,573)			31,344

		Shares	Value ($)
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.08% (h) (i) (Cost $399,830)		399,830	399,830
Cash Equivalents 13.4%
Central Cash Management Fund, 0.05% (h) (Cost $7,705,603)		7,705,603	7,705,603

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,682,745) †		97.6	56,235,590
Other Assets and Liabilities, Net		2.4	1,371,796

Net Assets		100.0	57,607,386

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	100,000	USD	58,139	85,000
Hellas Telecommunications Finance*	8.203%	7/15/2015	109,187	EUR	32,169	0
					90,308	85,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

***	These securities are shown at their current rate as of September 30, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $55,689,526.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $546,064.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,439,869 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $893,805.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $369,655, which is 0.6% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for centrally cleared swap contracts.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,273	3,728	.01

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	12/15/2014	12	1,269,200	19,588
10 Year U.S. Treasury Note	USD	12/19/2014	52	6,481,313	(3,660)
5 Year U.S. Treasury Note	USD	12/31/2014	42	4,966,828	82
Euro-BUXL 30 Year Bond	EUR	12/8/2014	1	179,858	2,373
Total net unrealized appreciation					18,383

At September 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/19/2014	16	1,994,250	5,469
Euro-BOBL Futures	EUR	12/8/2014	5	807,847	(1,082)
Euro-OAT French Government Bond	EUR	12/8/2014	6	1,089,381	(11,731)
U.S. Treasury Long Bond	USD	12/19/2014	9	1,241,156	326
Ultra Long U.S. Treasury Bond	USD	12/19/2014	23	3,507,500	19,017
Total net unrealized appreciation					11,999

At September 30, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options

Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(34,422)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(30,689)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	1,300,000	1	4/20/2016	46,345	(11,740)
Total Call Options					147,376	(76,851)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(25,947)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(29,783)

Total Put Options	101,031	(55,730)

Total	248,407	(132,581)

(j)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2014 was $115,826.
At September 30, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Dates	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	4,344	(311)	4,655
3/21/2011 6/20/2016	120,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	9,003	1,545	7,458
12/20/2011 3/20/2017	60,000	5	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	5,401	1,249	4,152
9/20/2012 12/20/2017	75,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	9,500	3,591	5,909
6/20/2013 9/20/2018	40,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	4,992	2,838	2,154
6/20/2013 9/20/2018	125,000	7	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	15,928	7,935	7,993
6/20/2013 9/20/2018	100,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	10,260	4,718	5,542
Total unrealized appreciation							37,863

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At September 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2016	1,900,000	Fixed — 1.173%	Floating — LIBOR	(5,145)	(5,323)
12/30/2014 12/30/2019	500,000	Floating — LIBOR	Fixed — 2.522%	10,295	10,704
12/30/2014 12/30/2024	2,300,000	Fixed — 3.524%	Floating — LIBOR	(159,991)	(159,770)
12/30/2014 12/30/2034	100,000	Floating — LIBOR	Fixed — 4.01%	13,004	13,693
12/30/2014 12/30/2044	200,000	Floating — LIBOR	Fixed — 4.081%	32,831	33,077
Total net unrealized depreciation					(107,619)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Bank of America
5	Credit Suisse
6	UBS AG
7	Goldman Sachs & Co.
As of September 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	600,000	USD	547,707	10/14/2014	22,823	Societe Generale
EUR	567,300	USD	767,419	10/17/2014	50,821	Citigroup, Inc.
SGD	1,641,500	USD	1,322,433	10/17/2014	35,698	Citigroup, Inc.
NZD	1,729,300	USD	1,490,453	10/17/2014	142,488	Australia & New Zealand Banking Group Ltd.
SGD	1,787,000	USD	1,408,284	10/17/2014	7,495	Barclays Bank PLC
MXN	800,000	USD	60,779	10/21/2014	1,292	JPMorgan Chase Securities, Inc.
MXN	800,000	USD	61,347	10/21/2014	1,860	Commonwealth Bank of Australia
ZAR	560,000	USD	52,304	10/21/2014	2,825	UBS AG
MXN	7,600,000	USD	569,776	10/31/2014	5,043	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					270,345

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	555,612	AUD	600,000	10/14/2014	(30,728)	Barclays Bank PLC
USD	1,812,036	CAD	2,000,000	10/14/2014	(26,794)	Australia & New Zealand Banking Group Ltd.
USD	550,921	JPY	60,000,000	10/14/2014	(3,806)	Societe Generale
USD	1,310,858	SGD	1,641,500	10/17/2014	(24,123)	Societe Generale
USD	735,190	EUR	567,300	10/17/2014	(18,592)	UBS AG
USD	1,392,605	NZD	1,729,300	10/17/2014	(44,641)	Morgan Stanley
USD	60,560	MXN	800,000	10/21/2014	(1,073)	JPMorgan Chase Securities, Inc.
USD	52,095	ZAR	560,000	10/21/2014	(2,616)	Societe Generale
USD	60,726	MXN	800,000	10/21/2014	(1,239)	Commonwealth Bank of Australia
USD	576,893	MXN	7,600,000	10/31/2014	(12,160)	Commonwealth Bank of Australia
USD	575,423	MXN	7,600,000	11/10/2014	(11,077)	UBS AG
USD	562,377	ZAR	6,200,000	11/12/2014	(16,551)	UBS AG
Total unrealized depreciation					(193,400)

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	SGD	Singapore Dollar
CAD	Canadian Dollar	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$30,099,161	$0	$30,099,161
Asset-Backed	—	729,656	—	729,656
Commercial Mortgage-Backed Securities	—	1,183,465	—	1,183,465
Collateralized Mortgage Obligations	—	1,708,498	—	1,708,498
Government & Agency Obligations	—	7,267,160	—	7,267,160
Loan Participations and Assignments	—	2,782,262	—	2,782,262
Municipal Bonds and Notes	—	929,852	—	929,852
Convertible Bonds	—	—	240,446	240,446
Preferred Security	—	84,550	—	84,550
Common Stocks (m)	462	—	5,309	5,771
Preferred Stock	—	89,528	—	89,528
Warrants	—	—	9,302	9,302
Exchange-Traded Fund	2,894,595	—	—	2,894,595
Short-Term Investments (m)	8,105,433	—	—	8,105,433
Derivatives (n)
Purchased Options	—	105,911	—	105,911
Futures Contracts	46,855	—	—	46,855
Credit Default Swap Contracts	—	37,863	—	37,863
Interest Rate Swap Contracts	—	57,474	—	57,474
Forward Foreign Currency Exchange Contracts	—	270,345	—	270,345

Total	$11,047,345	$45,345,725	$255,057	$56,648,127

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Written Options	—	(132,581)	—	(132,581)
Futures Contracts	(16,473)	—	—	(16,473)
Interest Rate Swap Contracts	—	(165,093)	—	(165,093)
Forward Foreign Currency Exchange Contracts	—	(193,400)	—	(193,400)

Total	$(16,473)	$(491,074)	$—	$(507,547)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$37,863	$—	$—
Foreign Exchange Contracts	$—	$—	$76,945	$—
Interest Rate Contracts	$30,382	$(107,619)	$—	$(68,156)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014